UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

898 N. Broadway, Suite 2
Massapequa, New York 11758
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust

898 N. Broadway, Suite 2

Massapequa, New York 11758
(Name and address of agent for service)

(844) 986-7676

Registrant's telephone number, including area code

Date of fiscal year end: February 29

Date of reporting period: February 29, 2020

Item 1. Reports to Stockholders.

SoFi Select 500 ETF
Ticker: SFY

SoFi Next 500 ETF
Ticker: SFYX

SoFi 50 ETF
Ticker: SFYF

SoFi Gig Economy ETF
Ticker: GIGE

Annual Report

February 29, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission (the “SEC”), paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Funds’ reports from your financial intermediary, such as a broker dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

SoFi Funds

TABLE OF CONTENTS

A Message to our Shareholders	1
Performance Summary	5
Portfolio Allocations	9
Schedules of Investments	11
Statements of Assets and Liabilities	30
Statements of Operations	31
Statements of Changes in Net Assets	32
Financial Highlights	36
Notes to Financial Statements	37
Report of Independent Registered Public Accounting Firm	44
Expense Examples	45
Trustees and Executive Officers	47
Additional Information	50

SoFi Funds

Market Commentary

U.S. equity markets experienced the quickest 30% drawdown in their history and have roared back with unprecedented levels of fiscal stimulus. When or how the economy will reopen is unclear. What is clear is that many industries will struggle for quite some time and could need continued government assistance in the coming 18 months. The other major trend will be the adoption of new ways of doing business caused from the Work From Home (“WFH”) phenomenon we are experiencing during the Covid-19 quarantine. Market dislocations always cause new adoptions of technology and processes. That, coupled with our need to work remotely, could push growth rates on the gig economy to all-time highs.

The information presented in this report relates to the since inception performance ended February 29, 2020.

The SoFi Select 500 ETF

The SoFi Select 500 ETF (“SFY”) seeks to track the performance, before fees and expenses, of the Solactive SoFi US 500 Growth Index (the “Index”).

Index Description:

In summary, the Index is rebalanced and reconstituted annually. The process begins with the selection of the 500 largest constituents by market capitalization of the Solactive US Broad Market Index, which generally includes equity securities of approximately 3,000 of the largest U.S. companies. The weight of each Index constituent is initially based on each constituent’s free-float market capitalization and then adjusted upward or downward based on a proprietary composite score based on three growth-oriented factors:

1)	trailing 12-month sales growth,
2)	trailing 12-month earnings per share (“EPS”) growth, and
3)	12-month forward-looking EPS growth consensus estimates.

The Index’s construction does not target any specific sector or industry; however, due to market conditions and certain other factors, a particular sector may be relatively overweight or underweight for periods of time.

Fund Description:

SFY seeks to track the performance of the Index, which is composed of 500 of the largest publicly traded U.S. companies weighted based on a proprietary mix of their market capitalization and fundamental factors.

Performance Overview:

Since inception (April 10, 2019), SFY generated a total return of 4.95% (NAV) and 5.00% (Market). This compares to the 4.92% total return of its Index, and the 4.08% total return of the benchmark, the S&P 500® Total Return Index, for the same period.

From a sector perspective, based on performance attribution to the overall portfolio, Technology, Communications, and Consumer (Non-Cyclical) were the leading contributors, while Energy, Basic Materials, and Industrials were the leading detractors.

Reviewing individual stocks based on performance attribution to the overall portfolio, leading contributors included Microsoft Corp., Apple, Inc., and Tesla, Inc. Conversely, the leading detractors included Exxon Mobil Corp., Chevron Corp., and Cisco Systems, Inc.

The SoFi Next 500 ETF

The SoFi Next 500 ETF (“SFYX”) seeks to track the performance, before fees and expenses, of the Solactive SoFi US Next 500 Growth Index (the “Index”).

Index Description:

In summary, the Index is rebalanced and reconstituted annually, beginning with the selection of the next 500 largest constituents after excluding the largest 500 constitutents by market capitalization of the Solactive US Broad Market Index, which as described above, generally includes equity securities of approximately 3,000 of the largest U.S. companies. The weight of each Index constituent is initially based on each constituent’s free-float market capitalization and then adjusted upward or downward based on a proprietary composite score based on three growth-oriented factors:

1)	trailing 12-month sales growth,
2)	trailing 12-month EPS growth, and
3)	12-month forward-looking EPS growth consensus estimates.

1

SoFi Funds

The Index’s construction does not target any specific sector or industry; however, due to market conditions and certain other factors, a particular sector may be relatively overweight or underweight for periods of time.

Fund Description:

SFYX seeks to track the performance of the Index, which is composed of the 500 smallest of the 1,000 largest publicly traded U.S. companies weighted based on a proprietary mix of their market capitalization and fundamental factors.

Performance Overview:

Since inception (April 10, 2019), SFYX generated a total return of -2.84% (NAV) and -3.17% (Market). This compares to the -2.79% total return of its Index, and the -5.32% total return of the benchmark, the S&P MidCap 400® Total Return Index, for the same period.

From a sector perspective, based on performance attribution to the overall portfolio, Technology, Communications, and Consumer (Non-Cyclical) were the leading contributors, while Energy, Consumer (Cyclical), and Basic Materials were the leading detractors.

Reviewing individual stocks based on performance attribution to the overall portfolio, leading contributors included Dexcom, Inc., RingCentral Inc., and DocuSign, Inc. Conversely, the leading detractors included Bluebird Bio, Inc., PDC Energy, Inc., and EQT Corp.

The SoFi 50 ETF

The SoFi 50 ETF (“SFYF”) seeks to track the performance, before fees and expenses, of the Solactive SoFi US 50 Growth Index (“Index”).

Index Description:

In summary, the Solactive SoFi US 50 Growth Index is rebalanced and reconstituted semi-annually. The construction of the Index begins with the 1,000 largest constituents of the Solactive US Broad Market Index (the “Eligible Universe”), a market-capitalization weighted index that includes equity securities of approximately 3,000 of the largest U.S. companies. A proprietary composite score is then calculated for each company in the Eligible Universe based on three growth-oriented factors:

1)	trailing 12-month sales growth,
2)	trailing 12-month EPS growth, and
3)	12-month forward-looking EPS growth consensus estimates.

Subject to constraints that are applied at the time of Index rebalance aimed at limiting Index turnover, the 50 highest scoring companies are included in the Index and equally weighted. The Index’s construction does not target any specific sector or industry; however, due to market conditions and certain other factors, a particular sector may be relatively overweight or underweight for periods of time.

Fund Description:

SFYF seeks to track the performance of the Index, which is composed of an equal-weighted portfolio of 50 of the 1,000 largest publicly traded U.S. companies. Index consituents are selected based on a proprietary composite score calculated based on certain fundamental factors.

Performance Overview:

Since inception (May 7, 2019), SFYF generated a total return of -5.67% (NAV) and -6.25% (Market). This compares to the -5.43% total return of its Index, and the 4.16% total return of the benchmark, the S&P 500® Total Return Index, for the same period.

From a sector perspective, based on performance attribution to the overall portfolio, Industrials, Communications, and Financials were the leading contributors, while Energy, Basic Materials, and Consumer (Non-Cyclical) were the leading detractors.

Reviewing individual stocks based on performance attribution to the overall portfolio, leading contributors included Syneos Health, ServiceNow, Inc., and Teladoc Health, Inc. Conversely, the leading detractors included DXC Technology Co., Ultragenyx Pharmaceutical, Inc., and Halliburton Co.

2

SoFi Funds

The SoFi Gig Economy ETF

The SoFi Gig Economy ETF (“GIGE”) is an actively-managed ETF that seeks to achieve its investment objective of long-term capital appreciation primarily by investing in a portfolio of companies listed around the world that GIGE’s investment adviser, Toroso Investments, LLC (the “Adviser”), considers part of the “gig economy”.

Fund Description:

The “gig economy” refers to the group of companies that have embraced, that support, or that otherwise benefit from a workforce where individual employees or independent contractors are empowered to create their own freelance business by leveraging recent developments in technology platforms that enable individuals to offer their services directly to retail and commercial customers. Examples of gig economy businesses include selling or reselling products through auction platforms or web-based stores and offering delivery services through an app-based platform.

The investment management team behind the strategy seeks investments in underlying companies that:

●	drive the overall gig economy universe,
●	transform the way our economy transacts goods and services,
●	modify how work gets done, and
●	embraces the work from home economy.

These companies are broken up into the following categories: seeking direct participants, direct & indirect supportive gig economy businesses, companies that help facilitate processes within the gig economy, and any other ancillary benefiting companies because of the gig economy. These companies are put into a multi-tiered process based on their growth prospects within the gig economy and managed to allow for necessary concentration to generate alpha but not overconcentration which may cause significant volatility. The team actively rebalances the portfolio frequently, as the “gig economy” is such a new industry classification. GIGE can experience large individual position volatility and new issuances can occur frequently.

Performance Overview:

Since inception (May 7, 2019), GIGE generated a total return of -7.22% (NAV) and -8.83% (Market). This compares to the 4.16% total return of the benchmark, the S&P 500® Total Return Index, for the same period.

From a sector perspective, based on performance attribution to the overall portfolio, Technology and Consumer (Cyclical) were the largest contributors. While Industrials, Communications and Financials detracted the most.

Reviewing individual stocks based on performance attribution to the overall portfolio, leading contributors included Pinduoduo, Inc., Fiverr International Ltd., and JD.com, Inc. Conversely, the leading detractors included Jumia Technologies AG, UpWork, Inc., and Stratasys Ltd.

Past performance does not guarantee future results.

Before investing you should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other information is in the Funds’ prospectus. A prospectus may be obtained by visiting www.sofi.com/invest/etfs. Please read the prospectus carefully before you invest.

Investors buy and sell ETF shares through a brokerage account or an investment advisor. Like ordinary stocks, brokerage commissions, and/or transaction costs or services fees may apply. Please consult your broker or financial advisor for their fee schedule.

There is no guarantee that a Fund’s investment strategy will be successful. Shares may trade at a premium or discount to their NAV in the secondary market, and a Fund’s holdings and returns may deviate from those of its index. These variations may be greater when markets are volatile or subject to unusual conditions. A high portfolio turnover rate increases transaction costs, which may increase a Fund’s expenses. The Funds are new and have a limited operating history. You can lose money on your investment in a Fund. Diversification does not ensure profit or protect against loss in declining markets. Investments in foreign securities may involve risks such as social and political instability, market illiquidity, exchange-rate fluctuations, a high level of volatility and limited regulation. Investing in emerging markets involves different and greater risks, as these countries are substantially smaller, less liquid and more volatile than securities markets in more developed markets. Because the SoFi Gig Economy ETF may invest in a single sector, country or industry, its shares do not represent a complete investment program. As a non-diversified fund, the value of the SoFi Gig Economy ETF’s shares may fluctuate more than shares invested in a broader range of industries and companies because of concentration in a specific sector, country or industry.

3

SoFi Funds

The S&P 500® Total Return Index is an index of 500 large-capitalization companies selected by Standard & Poor’s Financial Services LLC. The S&P MidCap 400® Total Return Index is an index of 400 mid-capitalization companies selected by Standard & Poor’s Financial Services LLC. It is not possible to invest directly in an index. Holdings are subject to change.

EPS refers to earnings per share, which is a company’s profit dividend by the outstanding shares of common stock.

A fund’s NAV is the sum of all its assets less any liabilities, divided by the number of shares outstanding. The market price is the most recent price at which the fund was traded.

SoFi ETFs are distributed by Foreside Fund Services, LLC. Social Finance, Inc. (“SoFi”) is not an affiliated person of the Funds, the Adviser, CSat Investment Advisory, L.P., doing business as Exponential ETFs, the Funds’ sub-adviser, the distributor, or any of their affiliates. SoFi and/or its affiliates, including SoFi Securities, LLC, do not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the SoFi ETFs. SoFi has provided support in developing the methodology used by each Index to determine the securities included in such Index. However, SoFi is not involved in the maintenance of each such Index and does not act in the capacity of an index provider.

4

SoFi Select 500 ETF

Performance Summary (Unaudited)

Total Returns for the Period Ended February 29, 2020:	Since Inception (4/10/2019)	Ending Value (2/29/2020)
SoFi Select 500 ETF - NAV	4.95%	$ 10,495
SoFi Select 500 ETF - Market	5.00%	10,500
Solactive SoFi US 500 Growth Index	4.92%	10,492
S&P 500® Total Return Index	4.08%	10,408

This chart illustrates the performance of a hypothetical $10,000 investment made on April 10, 2019 (commencement of operations), and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (866) 539-9530.

5

SoFi Next 500 ETF

Performance Summary (Unaudited)

Total Returns for the Period Ended February 29, 2020:	Since Inception (4/10/2019)	Ending Value (2/29/2020)
SoFi Next 500 ETF - NAV	-2.84%	$ 9,716
SoFi Next 500 ETF - Market	-3.17%	9,683
Solactive SoFi US Next 500 Growth Index	-2.79%	9,721
S&P MidCap 400® Total Return Index	-5.32%	9,468

This chart illustrates the performance of a hypothetical $10,000 investment made on April 10, 2019 (commencement of operations), and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (866) 539-9530.

6

SoFi 50 ETF

Performance Summary (Unaudited)

Total Returns for the Period Ended February 29, 2020:	Since Inception (5/7/2019)	Ending Value (2/29/2020)
SoFi 50 ETF - NAV	-5.67%	$ 9,433
SoFi 50 ETF - Market	-6.25%	9,375
Solactive SoFi US 50 Growth Index	-5.43%	9,457
S&P 500® Total Return Index	4.16%	10,416

This chart illustrates the performance of a hypothetical $10,000 investment made on May 7, 2019 (commencement of operations), and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (866) 539-9530.

7

SoFi Gig Economy ETF

Performance Summary (Unaudited)

Total Returns for the Period Ended February 29, 2020:	Since Inception (5/7/2019)	Ending Value (2/29/2020)
SoFi Gig Economy ETF - NAV	-7.22%	$ 9,278
SoFi Gig Economy ETF - Market	-8.83%	9,117
S&P 500® Total Return Index	4.16%	10,416

This chart illustrates the performance of a hypothetical $10,000 investment made on May 7, 2019 (commencement of operations), and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (866) 539-9530.

8

SoFi Funds

SOFI Select 500 ETF Portfolio Allocations at February 29, 2020 (Unaudited)

Sector	% of Net Assets
Technology	21.0%
Communications	19.5
Consumer (Non-Cyclical)	19.0
Financials	16.1
Consumer (Cyclical)	8.4
Industrials	7.1
Energy	4.3
Utilities	2.7
Basic Materials	1.5
Cash & Cash Equivalents (1)	0.4
Total	100.0%

(1)	Represents cash, short-term investments and other assets in excess of liabilities.

SOFI Next 500 ETF Portfolio Allocations at February 29, 2020 (Unaudited)

Sector	% of Net Assets
Financials	25.4%
Consumer (Non-Cyclical)	19.7
Industrials	15.8
Technology	12.7
Consumer (Cyclical)	11.1
Communications	7.5
Basic Materials	2.8
Utilities	2.4
Energy	2.2
Cash & Cash Equivalents (2)	0.4
Total	100.0%

(2)	Represents cash, short-term investments and other assets in excess of liabilities.

9

SoFi Funds

SOFI 50 ETF Portfolio Allocations at February 29, 2020 (Unaudited)

Sector	% of Net Assets
Consumer (Non-Cyclical)	25.9%
Technology	25.8
Financials	10.6
Energy	10.3
Industrials	9.3
Basic Materials	7.6
Communications	6.4
Consumer (Cyclical)	3.8
Cash & Cash Equivalents (1)	0.3
Total	100.0%

(1)	Represents cash, short-term investments and other assets in excess of liabilities.

SOFI GIg Economy ETF Portfolio Allocations at February 29, 2020 (Unaudited)

Sector	% of Net Assets
Communications	64.1%
Technology	17.3
Consumer (Non-Cyclical)	11.5
Financials	4.4
Industrials	2.3
Cash & Cash Equivalents (2)	0.4
Total	100.0%

(2)	Represents cash, short-term investments and liabilities in excess of other assets.

10

SoFi Select 500 ETF

Schedule of Investments at February 29, 2020

	Shares	Value
Common Stocks — 99.6%
Advertising — 0.1%
The Interpublic Group of Companies, Inc.	995	$21,253
Omnicom Group, Inc.	491	34,017
		55,270
Aerospace & Defense — 2.0%
Arconic, Inc.	714	20,956
The Boeing Co.	1,496	411,565
General Dynamics Corp.	710	113,380
L3Harris Technologies, Inc.	428	84,628
Lockheed Martin Corp.	638	235,977
Northrop Grumman Corp.	446	146,663
Raytheon Co.	699	131,803
TransDigm Group, Inc.	154	85,903
United Technologies Corp.	2,031	265,228
		1,496,103
Agriculture — 0.7%
Altria Group, Inc.	4,154	167,697
Archer-Daniels-Midland Co.	1,235	46,498
Philip Morris International, Inc.	3,798	310,942
		525,137
Airlines — 0.3%
Alaska Air Group, Inc.	332	16,753
American Airlines Group, Inc.	1,013	19,297
Delta Air Lines, Inc.	1,586	73,162
Southwest Airlines Co.	1,230	56,814
United Airlines Holdings, Inc. (1)	641	39,479
		205,505
Apparel — 0.5%
Kontoor Brands, Inc.	144	4,859
Nike, Inc. - Class B	2,982	266,531
PVH Corp.	205	15,192
Tapestry, Inc.	915	21,457
VF Corp.	1,016	73,152
		381,191
Auto Manufacturers — 1.3%
Cummins, Inc.	492	74,435
Ford Motor Co.	8,215	57,176
General Motors Co.	2,780	84,790
PACCAR, Inc.	1,165	77,939
Tesla, Inc. (1)	1,003	669,994
		964,334
Auto Parts & Equipment — 0.1%
BorgWarner, Inc.	971	30,683
Lear Corp.	164	18,237
		48,920

	Shares	Value
Banks — 5.4%
Bank of America Corp.	25,047	$713,839
The Bank of New York Mellon Corp.	2,481	98,992
Citigroup, Inc.	5,872	372,637
Citizens Financial Group, Inc.	1,243	39,391
Comerica, Inc.	501	26,373
Fifth Third Bancorp	1,807	44,091
First Republic Bank	531	53,403
The Goldman Sachs Group, Inc.	1,048	210,407
Huntington Bancshares, Inc.	3,242	39,779
JPMorgan Chase & Co.	8,148	946,064
KeyCorp	3,106	50,783
M&T Bank Corp.	344	48,291
Morgan Stanley	4,829	217,450
Northern Trust Corp.	599	52,568
The PNC Financial Services Group, Inc.	1,198	151,427
Regions Financial Corp.	2,571	34,760
State Street Corp.	1,039	70,766
SVB Financial Group (1)	212	44,130
Truist Financial Corp.	3,347	154,431
U.S. Bancorp	3,755	174,382
Wells Fargo & Co.	10,077	411,645
		3,955,609
Beverages — 1.6%
Brown-Forman Corp. - Class B	750	46,058
The Coca-Cola Co.	7,759	415,029
Constellation Brands, Inc. - Class A	396	68,262
Keurig Dr Pepper, Inc.	3,206	89,383
Molson Coors Brewing Co. - Class B	684	33,933
Monster Beverage Corp. (1)	1,392	86,875
PepsiCo, Inc.	3,374	445,469
		1,185,009
Biotechnology — 2.0%
Alexion Pharmaceuticals, Inc. (1)	994	93,466
Alnylam Pharmaceuticals, Inc. (1)	325	38,240
Amgen, Inc.	1,442	288,011
Biogen, Inc. (1)	482	148,644
BioMarin Pharmaceutical, Inc. (1)	411	37,142
Corteva, Inc.	3,092	84,102
Gilead Sciences, Inc.	2,197	152,384
Illumina, Inc. (1)	457	121,411
Incyte Corp. (1)	583	43,964
Regeneron Pharmaceuticals, Inc. (1)	376	167,158
Vertex Pharmaceuticals, Inc. (1)	1,323	296,392
		1,470,914

The accompanying notes are an integral part of these financial statements.

11

SoFi Select 500 ETF

SCHEDULE OF INVESTMENTS at February 29, 2020 (Continued)

	Shares	Value
Common Stocks — 99.6% (Continued)
Building Materials — 0.2%
Johnson Controls International PLC	1,297	$47,431
Martin Marietta Materials, Inc.	146	33,219
Masco Corp.	730	30,164
Vulcan Materials Co.	346	41,610
		152,424
Chemicals — 1.2%
Air Products & Chemicals, Inc.	481	105,632
Albemarle Corp.	395	32,331
Celanese Corp.	385	36,090
DuPont de Nemours, Inc.	3,087	132,432
Eastman Chemical Co.	379	23,312
Ecolab, Inc.	682	123,067
FMC Corp.	570	53,067
International Flavors & Fragrances, Inc.	285	34,137
LyondellBasell Industries NV	1,155	82,536
The Mosaic Co.	2,019	34,384
PPG Industries, Inc.	613	64,028
The Sherwin-Williams Co.	298	153,992
Westlake Chemical Corp.	543	30,337
		905,345
Commercial Services — 2.3%
Automatic Data Processing, Inc.	1,094	169,286
Cintas Corp.	317	84,557
CoStar Group, Inc. (1)	128	85,451
Equifax, Inc.	263	37,356
FleetCor Technologies, Inc. (1)	247	65,650
Gartner, Inc. (1)	320	41,405
Global Payments, Inc.	656	120,684
IHS Markit Ltd.	1,673	119,184
Moody’s Corp.	596	143,058
Nielsen Holdings PLC	589	10,726
PayPal Holdings, Inc. (1)	3,743	404,207
Rollins, Inc.	943	35,306
S&P Global, Inc.	541	143,857
Square, Inc. - Class A (1)	1,094	91,163
TransUnion	614	54,597
United Rentals, Inc. (1)	240	31,795
Verisk Analytics, Inc.	423	65,612
		1,703,894
Computers — 5.7%
Accenture PLC - Class A	1,595	288,041
Amdocs Ltd.	295	18,806
Apple, Inc.	11,869	3,244,510
Cognizant Technology Solutions Corp.	1,453	88,531

	Shares	Value
Computers — 5.7% (Continued)
DXC Technology Co.	636	$15,334
Fortinet, Inc. (1)	858	87,568
Hewlett Packard Enterprise Co.	2,562	32,768
HP, Inc.	4,355	90,541
International Business Machines Corp.	1,899	247,155
NetApp, Inc.	739	34,526
Seagate Technology PLC	756	36,250
Western Digital Corp.	468	26,002
		4,210,032
Cosmetics & Personal Care — 1.2%
Colgate-Palmolive Co.	1,784	120,545
Coty, Inc.	4,015	37,058
The Estee Lauder Companies, Inc. - Class A	604	110,894
The Procter & Gamble Co.	5,589	632,843
		901,340
Distribution & Wholesale — 0.3%
Copart, Inc. (1)	654	55,250
Fastenal Co.	1,631	55,813
LKQ Corp. (1)	887	26,237
WW Grainger, Inc.	152	42,186
		179,486
Diversified Financial Services — 4.8%
Alliance Data Systems Corp.	142	12,195
Ally Financial, Inc.	892	22,363
American Express Co.	2,218	243,825
Ameriprise Financial, Inc.	427	60,335
BlackRock, Inc.	426	197,242
Capital One Financial Corp.	1,177	103,882
Cboe Global Markets, Inc.	634	72,276
The Charles Schwab Corp.	4,461	181,786
CME Group, Inc. - Class A	968	192,458
Discover Financial Services	814	53,382
E*TRADE Financial Corp.	859	39,325
Franklin Resources, Inc.	1,058	23,022
Intercontinental Exchange, Inc.	1,271	113,399
Invesco Ltd.	949	13,666
Mastercard, Inc. - Class A	3,053	886,133
Nasdaq, Inc.	537	55,069
Raymond James Financial, Inc.	427	35,710
Synchrony Financial	1,793	52,176
T. Rowe Price Group, Inc.	652	76,943
TD Ameritrade Holding Corp.	2,480	104,730
Visa, Inc. - Class A	5,450	990,592
The Western Union Co.	1,360	30,450
		3,560,959

The accompanying notes are an integral part of these financial statements.

12

SoFi Select 500 ETF

SCHEDULE OF INVESTMENTS at February 29, 2020 (Continued)

	Shares	Value
Common Stocks — 99.6% (Continued)
Electric — 2.6%
AES Corp.	724	$12,113
Alliant Energy Corp.	545	28,405
Ameren Corp.	524	41,396
American Electric Power Co., Inc.	1,298	115,860
Avangrid, Inc.	747	37,118
CenterPoint Energy, Inc.	1,375	31,653
CMS Energy Corp.	670	40,481
Consolidated Edison, Inc.	710	55,962
Dominion Energy, Inc.	1,925	150,497
DTE Energy Co.	497	55,500
Duke Energy Corp.	1,661	152,314
Edison International	610	40,986
Entergy Corp.	320	37,411
Evergy, Inc.	1,024	66,918
Eversource Energy	736	63,635
Exelon Corp.	2,194	94,583
FirstEnergy Corp.	855	38,073
NextEra Energy, Inc.	1,130	285,619
PG&E Corp. (1)	638	9,889
Pinnacle West Capital Corp.	257	22,999
PPL Corp.	1,626	48,796
Public Service Enterprise Group, Inc.	1,496	76,760
Sempra Energy	631	88,201
The Southern Co.	2,395	144,562
Vistra Energy Corp.	1,563	30,057
WEC Energy Group, Inc.	680	62,784
Xcel Energy, Inc.	1,140	71,045
		1,903,617
Electrical Components & Equipment — 0.2%
AMETEK, Inc.	655	56,330
Emerson Electric Co.	1,567	100,460
		156,790
Electronics — 1.1%
Agilent Technologies, Inc.	852	65,664
Amphenol Corp.	890	81,595
Fortive Corp.	746	51,593
Garmin Ltd.	496	43,841
Honeywell International, Inc.	1,630	264,337
Keysight Technologies, Inc. (1)	587	55,624
Mettler-Toledo International, Inc. (1)	59	41,400
Roper Technologies, Inc.	301	105,862
TE Connectivity Ltd.	810	67,125
Waters Corp. (1)	185	36,055
		813,096

	Shares	Value
Entertainment — 0.0% (2)
Live Nation Entertainment, Inc. (1)	436	$26,496

Environmental Control — 0.3%
Republic Services, Inc.	737	66,522
Waste Management, Inc.	1,026	113,691
		180,213
Food — 1.0%
Campbell Soup Co.	623	28,110
Conagra Brands, Inc.	996	26,583
General Mills, Inc.	1,360	66,640
The Hershey Co.	340	48,957
Hormel Foods Corp.	1,208	50,253
The JM Smucker Co.	242	24,924
Kellogg Co.	815	49,283
The Kraft Heinz Co.	1,804	44,685
The Kroger Co.	1,855	52,181
McCormick & Co., Inc.	356	52,044
Mondelez International, Inc.	3,204	169,171
Sysco Corp.	1,287	85,778
Tyson Foods, Inc. - Class A	659	44,700
		743,309
Forest Products & Paper — 0.1%
International Paper Co.	1,080	39,917

Gas — 0.0% (2)
Atmos Energy Corp.	288	29,736

Hand & Machine Tools — 0.1%
Snap-on, Inc.	122	17,659
Stanley Black & Decker, Inc.	368	52,882
		70,541
Healthcare - Products — 3.3%
Abbott Laboratories	5,505	424,050
ABIOMED, Inc. (1)	199	29,902
Align Technology, Inc. (1)	286	62,448
Baxter International, Inc.	1,156	96,491
Boston Scientific Corp. (1)	4,597	171,882
The Cooper Companies, Inc.	130	42,194
Danaher Corp.	1,543	223,087
DENTSPLY SIRONA, Inc.	305	15,018
Edwards Lifesciences Corp. (1)	535	109,589
Henry Schein, Inc. (1)	334	20,354
Hologic, Inc. (1)	501	23,607
IDEXX Laboratories, Inc. (1)	215	54,720
Intuitive Surgical, Inc. (1)	374	199,701
Medtronic PLC	2,915	293,453
ResMed, Inc.	359	57,067

The accompanying notes are an integral part of these financial statements.

13

SoFi Select 500 ETF

SCHEDULE OF INVESTMENTS at February 29, 2020 (Continued)

	Shares	Value
Common Stocks — 99.6% (Continued)
Healthcare - Products — 3.3% (Continued)
Stryker Corp.	1,008	$192,115
Teleflex, Inc.	126	42,212
Thermo Fisher Scientific, Inc.	1,105	321,334
Varian Medical Systems, Inc. (1)	181	22,258
Zimmer Biomet Holdings, Inc.	320	43,568
		2,445,050
Healthcare - Services — 1.7%
Anthem, Inc.	544	139,857
Centene Corp. (1)	1,709	90,611
DaVita, Inc. (1)	262	20,337
HCA Healthcare, Inc.	753	95,639
Humana, Inc.	287	91,748
IQVIA Holdings, Inc. (1)	774	107,965
Laboratory Corp. of America Holdings (1)	217	38,125
Quest Diagnostics, Inc.	256	27,151
UnitedHealth Group, Inc.	2,467	628,986
Universal Health Services, Inc. - Class B	183	22,644
		1,263,063
Home Builders — 0.3%
D.R. Horton, Inc.	1,114	59,343
Lennar Corp. - Class A	1,319	79,588
NVR, Inc. (1)	10	36,672
PulteGroup, Inc.	809	32,522
		208,125
Home Furnishings — 0.0% (2)
Whirlpool Corp.	103	13,170

Household Products & Wares — 0.3%
Church & Dwight Co., Inc.	623	43,311
The Clorox Co.	301	47,985
Kimberly-Clark Corp.	714	93,670
		184,966
Insurance — 3.1%
Aflac, Inc.	1,538	65,903
Alleghany Corp. (1)	43	28,907
The Allstate Corp.	746	78,516
American International Group, Inc.	8,469	357,053
Aon PLC	492	102,336
Arch Capital Group Ltd. (1)	1,027	41,522
Arthur J. Gallagher & Co.	484	47,185
Berkshire Hathaway, Inc. - Class B (1)	3,042	627,686
Chubb Ltd.	925	134,153

	Shares	Value
Insurance — 3.1% (Continued)
Cincinnati Financial Corp.	289	$26,946
CNA Financial Corp.	583	24,241
Everest Re Group Ltd.	132	32,720
Globe Life, Inc.	255	23,628
The Hartford Financial Services Group, Inc.	817	40,809
Lincoln National Corp.	519	23,557
Loews Corp.	681	31,074
Markel Corp. (1)	26	30,722
Marsh & McLennan Companies, Inc.	1,214	126,936
MetLife, Inc.	1,093	46,693
Principal Financial Group, Inc.	668	29,653
The Progressive Corp.	1,961	143,467
Prudential Financial, Inc.	903	68,131
The Travelers Companies, Inc.	568	68,052
Unum Group	450	10,490
Willis Towers Watson PLC	310	58,668
		2,269,048
Internet — 14.7%
Alphabet, Inc. - Class A (1)	1,071	1,434,337
Alphabet, Inc. - Class C (1)	1,252	1,676,841
Amazon.com, Inc. (1)	2,310	4,351,462
Booking Holdings, Inc. (1)	138	234,001
CDW Corp.	375	42,832
eBay, Inc.	1,886	65,331
Expedia Group, Inc. - Class A	381	37,574
F5 Networks, Inc. (1)	145	17,393
Facebook, Inc. - Class A (1)	10,319	1,986,098
GoDaddy, Inc. - Class A (1)	249	17,425
IAC/InterActiveCorp (1)	103	21,006
Netflix, Inc. (1)	1,957	722,192
NortonLifeLock, Inc.	2,133	40,591
Palo Alto Networks, Inc. (1)	245	45,232
Snap, Inc. - Class A (1)	5,275	74,747
Twitter, Inc. (1)	1,118	37,118
VeriSign, Inc. (1)	260	49,335
		10,853,515
Iron & Steel — 0.1%
Nucor Corp.	1,180	48,793

Leisure Time — 0.1%
Carnival Corp.	1,260	42,160
Norwegian Cruise Line Holdings Ltd. (1)	586	21,834
Royal Caribbean Cruises Ltd.	479	38,516
		102,510

The accompanying notes are an integral part of these financial statements.

14

SoFi Select 500 ETF

SCHEDULE OF INVESTMENTS at February 29, 2020 (Continued)

	Shares	Value
Common Stocks — 99.6% (Continued)
Lodging — 0.5%
Hilton Worldwide Holdings, Inc.	978	$95,061
Las Vegas Sands Corp.	2,039	118,894
Marriott International, Inc.	881	109,244
MGM Resorts International	1,339	32,886
Wynn Resorts Ltd.	366	39,521
		395,606
Machinery - Construction & Mining — 0.1%
Caterpillar, Inc.	854	106,101

Machinery - Diversified — 0.5%
Deere & Co.	1,129	176,666
Dover Corp.	309	31,747
IDEX Corp.	195	28,860
Rockwell Automation, Inc.	302	55,417
Westinghouse Air Brake Technologies Corp.	544	37,373
Xylem, Inc.	577	44,625
		374,688
Media — 1.8%
Charter Communications, Inc. - Class A (1)	507	250,037
Comcast Corp. - Class A	11,218	453,544
DISH Network Corp. - Class A (1)	459	15,386
Liberty Broadband Corp. - Class C (1)	269	33,864
Sirius XM Holdings, Inc.	11,935	75,668
ViacomCBS, Inc. - Class B	1,393	34,282
The Walt Disney Co.	4,010	471,776
		1,334,557
Mining — 0.2%
Freeport-McMoRan, Inc.	7,961	79,292
Newmont Corp.	915	40,836
		120,128
Miscellaneous Manufacturers — 1.0%
3M Co.	1,580	235,799
Eaton Corp PLC	1,036	93,986
General Electric Co.	12,115	131,811
Illinois Tool Works, Inc.	769	129,023
Ingersoll-Rand PLC	540	69,681
Parker-Hannifin Corp.	396	73,169
Textron, Inc.	533	21,640
		755,109

	Shares	Value
Office & Business Equipment — 0.0% (2)
Xerox Holdings Corp.	428	$13,782
Zebra Technologies Corp. (1)	89	18,776
		32,558
Oil & Gas — 3.6%
Apache Corp.	1,260	31,399
Cabot Oil & Gas Corp.	1,015	14,139
Chevron Corp.	8,826	823,819
Concho Resources, Inc.	1,478	100,534
ConocoPhillips	2,014	97,518
Continental Resources, Inc.	1,117	21,167
Devon Energy Corp.	965	15,672
Diamondback Energy, Inc.	1,248	77,376
EOG Resources, Inc.	1,400	88,564
Exxon Mobil Corp.	14,925	767,742
Hess Corp.	687	38,596
Marathon Oil Corp.	2,133	17,661
Marathon Petroleum Corp.	2,906	137,802
Noble Energy, Inc.	1,048	16,590
Occidental Petroleum Corp.	1,684	55,134
Phillips 66	1,989	148,896
Pioneer Natural Resources Co.	614	75,387
Valero Energy Corp.	1,444	95,665
		2,623,661
Oil & Gas Services — 0.3%
Baker Hughes Co. - Class A	2,809	45,197
Halliburton Co.	2,899	49,167
National Oilwell Varco, Inc.	858	16,053
Schlumberger Ltd.	3,171	85,902
		196,319
Packaging & Containers — 0.2%
Ball Corp.	855	60,243
Packaging Corp. of America	254	23,018
Westrock Co.	855	28,429
		111,690
Pharmaceuticals — 4.8%
AbbVie, Inc.	4,131	354,068
Allergan PLC	725	138,236
AmerisourceBergen Corp.	526	44,352
Becton Dickinson and Co.	808	192,158
Bristol-Myers Squibb Co.	3,911	230,984
Cardinal Health, Inc.	491	25,591
Cigna Corp.	740	135,376
CVS Health Corp.	2,040	120,727
Eli Lilly & Co.	2,699	340,425
Johnson & Johnson	6,258	841,576
McKesson Corp.	305	42,657
Merck & Co., Inc.	5,970	457,063

The accompanying notes are an integral part of these financial statements.

15

SoFi Select 500 ETF

SCHEDULE OF INVESTMENTS at February 29, 2020 (Continued)

	Shares	Value
Common Stocks — 99.6% (Continued)
Pharmaceuticals — 4.8% (Continued)
Mylan NV (1)	1,157	$19,889
Pfizer, Inc.	13,001	434,493
Zoetis, Inc.	1,252	166,804
		3,544,399
Pipelines — 0.5%
Cheniere Energy, Inc. (1)	1,024	52,521
Kinder Morgan, Inc.	6,026	115,518
ONEOK, Inc.	1,563	104,283
Targa Resources Corp.	2,202	71,345
The Williams Companies, Inc.	1,431	27,261
		370,928
Private Equity — 0.0% (2)
KKR & Co., Inc. - Class A	1,094	31,288

Real Estate — 0.1%
CBRE Group, Inc. (1)	1,289	72,364

Real Estate Investment Trusts (REITs) — 2.7%
Alexandria Real Estate Equities, Inc.	161	24,453
American Tower Corp.	1,188	269,438
Annaly Capital Management, Inc.	6,106	54,099
AvalonBay Communities, Inc.	308	61,782
Boston Properties, Inc.	348	44,871
Crown Castle International Corp.	1,318	188,856
Digital Realty Trust, Inc.	626	75,189
Duke Realty Corp.	764	24,807
Equinix, Inc.	281	160,957
Equity Residential (1)	802	60,230
Essex Property Trust, Inc.	138	39,104
Extra Space Storage, Inc.	310	31,112
Federal Realty Investment Trust	175	20,359
Healthpeak Properties, Inc.	881	27,875
Host Hotels & Resorts, Inc.	1,591	23,038
Invitation Homes, Inc.	2,078	59,618
Iron Mountain, Inc.	1,112	33,816
Mid-America Apartment Communities, Inc.	303	39,166
Prologis, Inc.	1,435	120,942
Public Storage	411	85,948
Realty Income Corp.	749	54,220
Regency Centers Corp.	880	50,547
SBA Communications Corp.	263	69,719
Simon Property Group, Inc.	710	87,387
UDR, Inc.	826	37,153
Ventas, Inc.	759	40,811
Vornado Realty Trust	345	18,485

	Shares	Value
Real Estate Investment Trusts (REITs) — 2.7% (Continued)
Welltower, Inc.	894	$66,889
Weyerhaeuser Co.	1,886	48,998
W.P. Carey, Inc.	434	33,596
		1,953,465
Retail — 4.9%
Advance Auto Parts, Inc.	164	21,809
AutoZone, Inc. (1)	56	57,821
Best Buy Co., Inc.	624	47,206
CarMax, Inc. (1)	390	34,051
Chipotle Mexican Grill, Inc. (1)	78	60,339
Costco Wholesale Corp.	1,156	324,998
Darden Restaurants, Inc.	319	31,102
Dollar General Corp.	648	97,394
Dollar Tree, Inc. (1)	372	30,887
Domino’s Pizza, Inc.	125	42,433
The Gap, Inc.	887	12,711
Genuine Parts Co.	426	37,164
The Home Depot, Inc.	2,874	626,072
Kohl’s Corp.	388	15,190
Lowe’s Companies, Inc.	1,910	203,549
McDonald’s Corp.	1,477	286,789
O’Reilly Automotive, Inc. (1)	201	74,113
Ross Stores, Inc.	966	105,081
Starbucks Corp.	2,955	231,761
Target Corp.	1,318	135,754
Tiffany & Co.	297	39,676
The TJX Companies, Inc.	3,258	194,828
Tractor Supply Co.	311	27,527
Ulta Beauty, Inc. (1)	187	48,076
Walgreens Boots Alliance, Inc.	2,449	112,066
Walmart, Inc.	6,296	677,953
Yum! Brands, Inc.	571	50,962
		3,627,312
Semiconductors — 4.7%
Advanced Micro Devices, Inc. (1)	3,001	136,486
Analog Devices, Inc.	1,427	155,614
Applied Materials, Inc.	2,901	168,606
Broadcom, Inc.	549	149,669
Intel Corp.	14,629	812,202
IPG Photonics Corp. (1)	163	20,805
KLA Corp.	458	70,399
Lam Research Corp.	551	161,680
Marvell Technology Group Ltd.	1,136	24,197
Maxim Integrated Products, Inc.	665	36,987
Microchip Technology, Inc.	934	84,723
Micron Technology, Inc. (1)	8,027	421,899
NVIDIA Corp.	2,449	661,402
Qorvo, Inc. (1)	200	20,116

The accompanying notes are an integral part of these financial statements.

16

SoFi Select 500 ETF

SCHEDULE OF INVESTMENTS at February 29, 2020 (Continued)

	Shares	Value
Common Stocks — 99.6% (Continued)
Semiconductors — 4.7% (Continued)
QUALCOMM, Inc.	2,176	$170,381
Skyworks Solutions, Inc.	438	43,879
Texas Instruments, Inc.	2,431	277,474
Xilinx, Inc.	817	68,211
		3,484,730
Software — 10.6%
Activision Blizzard, Inc.	1,773	103,064
Adobe, Inc. (1)	1,697	585,669
Akamai Technologies, Inc. (1)	369	31,922
ANSYS, Inc. (1)	238	57,641
Autodesk, Inc. (1)	426	81,315
Broadridge Financial Solutions, Inc.	286	29,847
Cadence Design Systems, Inc. (1)	684	45,240
Cerner Corp.	695	48,143
Citrix Systems, Inc.	257	26,571
Electronic Arts, Inc. (1)	712	72,175
Fidelity National Information Services, Inc.	3,711	518,501
Fiserv, Inc. (1)	1,231	134,622
Intuit, Inc.	799	212,414
Microsoft Corp.	24,311	3,938,625
MSCI, Inc.	241	71,201
Oracle Corp.	7,537	372,780
Paychex, Inc.	870	67,408
salesforce.com, Inc. (1)	4,049	689,950
ServiceNow, Inc. (1)	480	156,523
Splunk, Inc. (1)	555	81,768
SS&C Technologies Holdings, Inc.	1,516	84,138
Synopsys, Inc. (1)	433	59,724
Take-Two Interactive Software, Inc. (1)	506	54,385
Twilio, Inc. - Class A (1)	548	61,727
Veeva Systems, Inc. - Class A (1)	462	65,590
VMware, Inc. - Class A (1)	306	36,879
Workday, Inc. - Class A (1)	539	93,382
		7,781,204
Telecommunications — 2.9%
Arista Networks, Inc. (1)	344	66,433
AT&T, Inc.	18,582	654,458
CenturyLink, Inc.	2,117	25,552
Cisco Systems, Inc.	10,309	411,639
Corning, Inc.	1,939	46,265
Juniper Networks, Inc.	683	14,493
Motorola Solutions, Inc.	456	75,550
Sprint Corp. (1)	7,575	69,614
T-Mobile US, Inc. (1)	2,182	196,729

	Shares	Value
Telecommunications — 2.9% (Continued)
Ubiquiti, Inc.	206	$27,946
Verizon Communications, Inc.	9,980	540,517
		2,129,196
Textiles — 0.0% (2)
Mohawk Industries, Inc. (1)	170	20,596

Toys, Games & Hobbies — 0.0% (2)
Hasbro, Inc.	204	15,759

Transportation — 1.4%
C.H. Robinson Worldwide, Inc.	413	28,456
CSX Corp.	2,069	145,761
Expeditors International of Washington, Inc.	523	36,830
FedEx Corp.	871	122,959
J.B. Hunt Transport Services, Inc.	330	31,825
Kansas City Southern	243	36,615
Norfolk Southern Corp.	685	124,910
Old Dominion Freight Line, Inc.	286	55,427
Union Pacific Corp.	1,724	275,512
United Parcel Service, Inc. - Class B	2,032	183,876
		1,042,171
Water — 0.1%
American Water Works Co., Inc.	388	47,980
Total Common Stocks
(Cost $73,478,922)		73,425,236

Short-Term Investments — 0.2%
Money Market Funds — 0.2%
First American Government Obligations Fund - Class X, 1.492% (3)	138,730	138,730
Total Short-Term Investments
(Cost $138,730)		138,730

Total Investments in Securities — 99.8%
(Cost $73,617,652)		73,563,966
Other Assets in Excess of Liabilities — 0.2%		168,489
Total Net Assets — 100.0%		$73,732,455

(1)	Non-income producing security.
(2)	Does not round to 0.1%.
(3)	The rate shown is the annualized seven-day effective yield as of February 29, 2020.

The accompanying notes are an integral part of these financial statements.

17

SoFi Next 500 ETF

SCHEDULE OF INVESTMENTS at February 29, 2020

	Shares	Value
Common Stocks — 99.6%
Advertising — 0.6%
The Trade Desk, Inc. - Class A (1)	195	$56,014

Aerospace & Defense — 1.1%
Barnes Group, Inc.	139	7,465
HEICO Corp.	173	18,658
Hexcel Corp.	229	14,800
Spirit AeroSystems Holdings, Inc.	308	16,275
Teledyne Technologies, Inc. (1)	129	43,514
		100,712
Agriculture — 0.2%
Bunge Ltd.	381	17,888

Airlines — 0.2%
JetBlue Airways Corp. (1)	807	12,734
Spirit Airlines, Inc. (1)	248	7,056
		19,790
Apparel — 1.3%
Capri Holdings Ltd. (1)	462	11,929
Carter’s, Inc.	134	12,257
Columbia Sportswear Co.	215	17,479
Deckers Outdoor Corp. (1)	163	28,329
Hanesbrands, Inc.	1,098	14,538
Ralph Lauren Corp. - Class A	100	10,551
Skechers U.S.A., Inc. - Class A (1)	488	16,143
Under Armour, Inc. - Class A (1)	384	5,449
		116,675
Auto Manufacturers — 0.1%
Navistar International Corp. (1)	236	8,569

Auto Parts & Equipment — 0.6%
Allison Transmission Holdings, Inc.	504	20,462
Dana, Inc.	499	7,176
The Goodyear Tire & Rubber Co.	682	6,605
WABCO Holdings, Inc. (1)	165	22,292
		56,535
Banks — 4.8%
Associated Banc-Corp	573	9,701
Bank of Hawaii Corp.	125	9,302
Bank OZK	424	10,765
BankUnited, Inc.	333	9,890
BOK Financial Corp.	240	17,376
CIT Group, Inc.	133	5,281
Commerce Bancshares, Inc.	367	22,402
Cullen/Frost Bankers, Inc.	213	16,697
East West Bancorp, Inc.	516	19,990

	Shares	Value
Banks — 4.8% (Continued)
First Citizens BancShares, Inc. - Class A	31	$14,053
First Financial Bankshares, Inc.	434	12,473
First Hawaiian, Inc.	423	10,131
First Horizon National Corp.	1,406	18,742
FNB Corp.	1,293	13,046
Hancock Whitney Corp.	292	9,782
Home BancShares, Inc.	634	10,626
IBERIABANK Corp.	203	12,219
PacWest Bancorp	389	12,308
Pinnacle Financial Partners, Inc.	425	22,372
Prosperity Bancshares, Inc.	203	13,114
Signature Bank	175	21,892
Synovus Financial Corp. (1)	577	16,745
TCF Financial Corp.	573	20,880
Texas Capital Bancshares, Inc. (1)	183	8,616
UMB Financial Corp.	136	7,908
Umpqua Holdings Corp.	668	10,281
United Bankshares, Inc.	399	11,523
Valley National Bancorp	1,237	11,504
Webster Financial Corp.	305	11,581
Western Alliance Bancorp	352	16,206
Wintrust Financial Corp.	200	10,682
Zions Bancorp N.A.	594	23,730
		441,818
Biotechnology — 3.9%
Bio-Rad Laboratories, Inc. - Class A (1)	135	47,523
Bluebird Bio, Inc. (1)	396	28,643
Exact Sciences Corp. (1)	824	66,703
Exelixis, Inc. (1)	3,220	59,860
FibroGen, Inc. (1)	251	10,492
Ionis Pharmaceuticals, Inc. (1)	231	11,730
Nektar Therapeutics (1)	827	17,210
Sage Therapeutics, Inc. (1)	153	7,191
Seattle Genetics, Inc. (1)	620	70,593
Ultragenyx Pharmaceutical, Inc. (1)	394	22,095
United Therapeutics Corp. (1)	114	11,737
		353,777
Building Materials — 1.5%
Armstrong World Industries, Inc.	123	12,318
Eagle Materials, Inc.	128	10,103
Fortune Brands Home & Security, Inc.	364	22,477
Lennox International, Inc.	114	26,007
Louisiana-Pacific Corp.	422	12,006
MDU Resources Group, Inc.	536	14,863
Owens Corning	348	19,659

The accompanying notes are an integral part of these financial statements.

18

SoFi Next 500 ETF

SCHEDULE OF INVESTMENTS at February 29, 2020 (Continued)

	Shares	Value
Common Stocks — 99.6% (Continued)
Building Materials — 1.5% (Continued)
Trex Co., Inc. (1)	247	$23,626
		141,059
Chemicals — 2.0%
Ashland Global Holdings, Inc.	161	11,518
Axalta Coating Systems Ltd. (1)	893	22,254
Cabot Corp.	220	8,224
CF Industries Holdings, Inc.	589	21,710
The Chemours Co.	1,140	16,940
Ingevity Corp. (1)	164	7,387
NewMarket Corp.	32	12,435
Olin Corp.	1,055	17,080
RPM International, Inc.	418	26,798
Sensient Technologies Corp.	115	5,656
Univar Solutions, Inc. (1)	346	5,879
Valvoline, Inc.	562	10,959
W.R. Grace & Co.	215	12,160
		179,000
Coal — 0.0% (2)
Peabody Energy Corp.	237	1,384

Commercial Services — 5.0%
2U, Inc. (1)	256	6,019
ADT, Inc.	2,709	17,311
AMERCO	57	18,383
ASGN, Inc. (1)	209	10,598
Booz Allen Hamilton Holding Corp.	420	29,946
Bright Horizons Family Solutions, Inc. (1)	178	27,973
The Brink’s Co.	105	8,220
Chegg, Inc. (1)	288	11,292
CoreLogic, Inc.	229	10,390
Euronet Worldwide, Inc. (1)	171	21,211
Grand Canyon Education, Inc. (1)	138	11,134
H&R Block, Inc.	621	12,836
HealthEquity, Inc. (1)	231	16,399
Insperity, Inc.	159	10,696
LiveRamp Holdings, Inc. (1)	84	2,977
Macquarie Infrastructure Corp.	256	10,048
ManpowerGroup, Inc.	164	12,454
MarketAxess Holdings, Inc.	103	33,406
Morningstar, Inc.	125	18,362
Paylocity Holding Corp. (1)	330	42,742
Quanta Services, Inc.	500	19,065
Robert Half International, Inc.	384	19,357
Sabre Corp.	904	12,308
Service Corp. International	537	25,663

	Shares	Value
Commercial Services — 5.0% (Continued)
ServiceMaster Global Holdings, Inc. (1)	250	$8,942
TriNet Group, Inc. (1)	216	11,418
WEX, Inc. (1)	167	31,269
		460,419
Computers — 2.4%
CACI International, Inc. (1)	71	17,396
EPAM Systems, Inc. (1)	211	47,095
Genpact Ltd.	572	21,999
Leidos Holdings, Inc.	449	46,090
Lumentum Holdings, Inc. (1)	173	13,463
MAXIMUS, Inc.	172	10,839
NCR Corp. (1)	234	5,897
Pure Storage, Inc. (1)	902	13,765
Science Applications International Corp.	166	13,302
Zscaler, Inc. (1)	513	26,671
		216,517
Distribution & Wholesale — 0.9%
HD Supply Holdings, Inc. (1)	421	16,007
IAA, Inc. (1)	403	17,216
KAR Auction Services, Inc.	403	7,758
Pool Corp.	116	24,471
Watsco, Inc. (1)	91	14,285
		79,737
Diversified Financial Services — 3.2%
Affiliated Managers Group, Inc.	152	11,433
Air Lease Corp.	344	13,196
Credit Acceptance Corp. (1)	60	24,192
Eaton Vance Corp.	359	14,812
Evercore, Inc. - Class A	153	10,193
Federated Investors, Inc. - Class B	287	8,280
Interactive Brokers Group, Inc. - Class A	340	17,374
Jefferies Financial Group, Inc.	675	13,304
Lazard Ltd.	386	13,827
Legg Mason, Inc.	191	9,516
LendingTree, Inc. (1)	61	16,825
LPL Financial Holdings, Inc.	311	24,718
Navient Corp.	616	6,918
OneMain Holdings, Inc.	610	22,417
Santander Consumer USA Holdings, Inc.	1,105	26,962
SEI Investments Co.	498	27,246
SLM Corp.	1,661	17,225
Stifel Financial Corp.	276	15,025
		293,463

The accompanying notes are an integral part of these financial statements.

19

SoFi Next 500 ETF

SCHEDULE OF INVESTMENTS at February 29, 2020 (Continued)

	Shares	Value
Common Stocks — 99.6% (Continued)
Electric — 1.2%
ALLETE, Inc.	144	$9,935
Black Hills Corp.	194	14,007
Hawaiian Electric Industries, Inc.	332	14,223
IDACORP, Inc.	143	13,819
NRG Energy, Inc.	639	21,221
OGE Energy Corp.	552	21,031
Portland General Electric Co.	229	12,460
		106,696
Electrical Components & Equipment — 0.7%
Acuity Brands, Inc.	110	11,315
Energizer Holdings, Inc.	200	8,598
EnerSys	137	8,436
Littelfuse, Inc.	96	15,329
Universal Display Corp.	153	24,295
		67,973
Electronics — 3.4%
Allegion PLC	294	33,807
Arrow Electronics, Inc. (1)	270	18,106
Avnet, Inc.	213	6,535
Coherent, Inc. (1)	100	12,871
FLIR Systems, Inc.	372	15,799
Gentex Corp.	705	18,823
Hubbell, Inc.	173	23,051
Jabil, Inc.	532	17,051
National Instruments Corp.	442	17,804
PerkinElmer, Inc.	363	31,378
Sensata Technologies Holding PLC (1)	519	21,175
SYNNEX Corp.	180	22,505
Tech Data Corp. (1)	127	18,084
Trimble, Inc. (1)	907	35,808
Woodward, Inc.	176	18,163
		310,960
Energy - Alternate Sources — 0.1%
First Solar, Inc. (1)	231	10,573

Engineering & Construction — 1.1%
AECOM (1)	525	23,594
EMCOR Group, Inc.	157	12,076
Fluor Corp.	389	3,625
Jacobs Engineering Group, Inc.	540	49,864
MasTec, Inc. (1)	261	12,810
		101,969

	Shares	Value
Entertainment — 1.3%
Churchill Downs, Inc.	97	$12,187
Cinemark Holdings, Inc.	343	8,905
Eldorado Resorts, Inc. (1)	526	26,395
International Game Technology PLC	400	4,256
The Madison Square Garden Co. - Class A (1)	61	16,337
Marriott Vacations Worldwide Corp.	204	19,743
Six Flags Entertainment Corp.	276	6,977
Vail Resorts, Inc.	115	24,450
		119,250
Environmental Control — 0.2%
Clean Harbors, Inc. (1)	133	9,246
Stericycle, Inc. (1)	177	10,165
		19,411
Food — 1.9%
Flowers Foods, Inc.	594	12,789
Ingredion, Inc.	191	15,910
Lamb Weston Holdings, Inc.	444	38,579
Lancaster Colony Corp.	82	11,845
Performance Food Group Co. (1)	326	13,822
Pilgrim’s Pride Corp. (1)	768	16,251
Post Holdings, Inc. (1)	296	29,973
Seaboard Corp.	3	10,245
US Foods Holding Corp. (1)	647	21,765
		171,179
Food Service — 0.3%
Aramark	769	26,715

Gas — 1.1%
National Fuel Gas Co.	271	9,921
New Jersey Resources Corp.	314	11,088
NiSource, Inc.	802	21,670
ONE Gas, Inc.	156	12,814
Southwest Gas Holdings, Inc.	164	10,608
Spire, Inc.	146	10,957
UGI Corp.	533	19,209
		96,267
Hand & Machine Tools — 0.6%
Colfax Corp. (1)	345	11,547
Kennametal, Inc.	142	3,948
Lincoln Electric Holdings, Inc.	228	18,671
MSA Safety, Inc.	115	13,992
Regal Beloit Corp.	127	9,860
		58,018

The accompanying notes are an integral part of these financial statements.

20

SoFi Next 500 ETF

SCHEDULE OF INVESTMENTS at February 29, 2020 (Continued)

	Shares	Value
Common Stocks — 99.6% (Continued)
Healthcare - Products — 3.0%
Bio-Techne Corp.	116	$21,911
Bruker Corp.	484	21,083
Haemonetics Corp. (1)	114	12,350
Hill-Rom Holdings, Inc.	193	18,538
ICU Medical, Inc. (1)	129	25,259
Insulet Corp. (1)	233	44,263
Integra LifeSciences Holdings Corp. (1)	331	17,245
LivaNova PLC (1)	232	16,175
Masimo Corp. (1)	144	23,519
Penumbra, Inc. (1)	122	20,235
QIAGEN NV (1)	762	27,356
West Pharmaceutical Services, Inc.	198	29,811
		277,745
Healthcare - Services — 2.1%
Amedisys, Inc. (1)	106	18,445
Catalent, Inc. (1)	464	23,910
Charles River Laboratories International, Inc. (1)	154	23,958
Chemed Corp.	48	20,046
Encompass Health Corp.	272	20,356
Molina Healthcare, Inc. (1)	273	33,456
Syneos Health, Inc. (1)	796	50,427
		190,598
Home Builders — 0.4%
Thor Industries, Inc.	173	13,046
Toll Brothers, Inc.	517	19,144
		32,190
Home Furnishings — 0.3%
Dolby Laboratories, Inc. - Class A	198	13,009
Leggett & Platt, Inc.	425	16,855
		29,864
Household Products & Wares — 0.4%
Avery Dennison Corp.	274	31,370
Spectrum Brands Holdings, Inc.	12	647
		32,017
Housewares — 0.5%
Newell Brands, Inc.	677	10,446
The Scotts Miracle-Gro Co.	143	15,156
The Toro Co.	306	21,858
		47,460
Insurance — 4.6%
American Financial Group, Inc.	248	22,920
American National Insurance Co.	77	7,574
Assurant, Inc.	194	23,395

	Shares	Value
Insurance — 4.6% (Continued)
Assured Guaranty Ltd.	217	$8,856
Athene Holding Ltd. - Class A (1)	494	20,378
Axis Capital Holdings Ltd.	368	20,652
Brighthouse Financial, Inc. (1)	256	9,175
Brown & Brown, Inc.	820	35,268
Erie Indemnity Co. - Class A	160	22,867
Essent Group Ltd.	369	16,103
Fidelity National Financial, Inc.	762	29,535
First American Financial Corp.	323	18,443
The Hanover Insurance Group, Inc.	115	13,632
Kemper Corp.	412	28,362
MGIC Investment Corp.	1,016	12,223
Old Republic International Corp.	874	17,235
Primerica, Inc.	137	15,254
Radian Group, Inc.	621	13,190
Reinsurance Group of America, Inc.	180	21,965
Selective Insurance Group, Inc.	167	9,315
Voya Financial, Inc.	342	18,003
White Mountains Insurance Group Ltd.	4	3,960
W.R. Berkley Corp.	483	32,429
		420,734
Internet — 2.8%
Etsy, Inc. (1)	289	16,707
Grubhub, Inc. (1)	377	18,137
Match Group, Inc. - Class A (1)	258	16,770
Okta, Inc. - Class A (1)	442	56,603
Proofpoint, Inc. (1)	200	21,330
Roku, Inc. - Class A (1)	354	40,239
TripAdvisor, Inc. - Class A	410	9,615
Wayfair, Inc. - Class A (1)	269	17,004
Zendesk, Inc. (1)	401	31,803
Zillow Group, Inc. - Class C (1)	514	28,686
		256,894
Iron & Steel — 0.6%
Reliance Steel & Aluminum Co.	241	24,652
Steel Dynamics, Inc.	931	24,793
United States Steel Corp.	367	2,943
		52,388
Leisure Time — 0.8%
Brunswick Corp.	269	14,311
Harley-Davidson, Inc.	477	14,534
Planet Fitness, Inc. - Class A (1)	364	24,566
Polaris, Inc.	222	18,322
		71,733

The accompanying notes are an integral part of these financial statements.

21

SoFi Next 500 ETF

SCHEDULE OF INVESTMENTS at February 29, 2020 (Continued)

	Shares	Value
Common Stocks — 99.6% (Continued)
Lodging — 0.9%
Boyd Gaming Corp.	344	$9,188
Caesars Entertainment Corp. (1)	2,626	33,377
Choice Hotels International, Inc.	165	15,061
Hilton Grand Vacations, Inc. (1)	308	8,211
Hyatt Hotels Corp. - Class A	117	8,962
Wyndham Destinations, Inc. (1)	213	8,499
		83,298
Machinery - Construction & Mining — 0.4%
BWX Technologies, Inc.	288	15,794
Oshkosh Corp.	258	18,615
		34,409
Machinery - Diversified — 2.3%
AGCO Corp.	276	16,679
Cognex Corp.	703	31,312
Crane Co.	229	15,560
Curtiss-Wright Corp.	125	14,992
Flowserve Corp.	364	14,629
Gardner Denver Holdings, Inc. (1)	256	8,394
Gates Industrial Corp. PLC (1)	1,355	14,173
Graco, Inc.	796	39,259
GrafTech International Ltd.	1,379	11,253
The Middleby Corp. (1)	172	19,231
Nordson Corp.	172	24,992
		210,474
Media — 2.8%
Altice USA, Inc. - Class A (1)	3,631	93,898
Cable One, Inc.	19	29,887
Discovery, Inc. - Class A (1)	646	16,602
FactSet Research Systems, Inc.	108	28,727
The New York Times Co. - Class A	558	20,903
News Corp. - Class A	1,866	22,532
Nexstar Media Group, Inc.	279	32,080
World Wrestling Entertainment, Inc. - Class A	229	10,710
		255,339
Metal Fabricate & Hardware — 0.2%
The Timken Co.	266	11,927
Valmont Industries, Inc.	59	6,857
		18,784
Mining — 0.2%
Alcoa Corp. (1)	574	7,961
Royal Gold, Inc.	145	13,988
		21,949

	Shares	Value
Miscellaneous Manufacturers — 1.5%
A.O. Smith Corp.	456	$18,035
AptarGroup, Inc.	178	17,990
Axon Enterprise, Inc. (1)	212	16,402
Carlisle Companies, Inc.	164	23,828
Donaldson Co., Inc.	405	18,257
Huntsman Corp.	804	15,228
ITT, Inc.	290	17,444
Trinity Industries, Inc.	334	6,797
		133,981
Oil & Gas — 1.7%
Chesapeake Energy Corp. (1)	4,432	1,219
Cimarex Energy Co.	190	6,279
CVR Energy, Inc.	466	13,244
Delek US Holdings, Inc.	306	6,542
EQT Corp.	2,052	12,045
Helmerich & Payne, Inc.	374	13,797
HollyFrontier Corp.	401	13,506
Murphy Oil Corp.	328	6,183
Parsley Energy, Inc. - Class A	1,032	13,829
Patterson-UTI Energy, Inc.	1,678	9,615
PBF Energy, Inc. - Class A	475	10,635
PDC Energy, Inc. (1)	1,467	27,917
Transocean Ltd. (1)	1,240	4,154
WPX Energy, Inc. (1)	1,959	18,277
		157,242
Oil & Gas Services — 0.0% (2)
Core Laboratories NV	157	4,214

Packaging & Containers — 1.1%
Berry Global Group, Inc. (1)	400	15,184
Crown Holdings, Inc. (1)	438	30,879
Graphic Packaging Holding Co.	943	12,749
O-I Glass, Inc.	425	4,590
Sealed Air Corp.	413	12,518
Silgan Holdings, Inc.	344	9,849
Sonoco Products Co.	286	13,788
		99,557
Pharmaceuticals — 3.2%
Agios Pharmaceuticals, Inc. (1)	276	13,104
Alkermes PLC (1)	537	11,191
DexCom, Inc. (1)	327	90,252
Herbalife Nutrition Ltd. (1)	420	13,591
Horizon Therapeutics PLC (1)	380	13,004
Jazz Pharmaceuticals PLC (1)	180	20,624
Neurocrine Biosciences, Inc. (1)	251	23,770
Perrigo Co. PLC	383	19,414

The accompanying notes are an integral part of these financial statements.

22

SoFi Next 500 ETF

SCHEDULE OF INVESTMENTS at February 29, 2020 (Continued)

	Shares	Value
Common Stocks — 99.6% (Continued)
Pharmaceuticals — 3.2% (Continued)
PRA Health Sciences, Inc. (1)	254	$23,927
Sarepta Therapeutics, Inc. (1)	568	65,019
		293,896
Pipelines — 0.3%
Plains GP Holdings L.P. - Class A	752	10,355
Tallgrass Energy L.P. - Class A	787	17,369
		27,724
Real Estate — 0.5%
The Howard Hughes Corp. (1)	133	14,348
Jones Lang LaSalle, Inc.	239	35,317
		49,665
Real Estate Investment Trusts (REITs) — 11.3%
AGNC Investment Corp.	2,464	41,987
American Campus Communities, Inc.	404	17,550
American Homes 4 Rent - Class A	1,376	35,625
Americold Realty Trust	218	6,686
Apple Hospitality REIT, Inc.	728	9,515
Blackstone Mortgage Trust, Inc. - Class A	484	17,453
Brixmor Property Group, Inc.	822	14,969
Camden Property Trust	266	28,191
Chimera Investment Corp.	653	12,831
CoreSite Realty Corp.	121	12,551
Cousins Properties, Inc.	608	21,699
CubeSmart	577	17,466
CyrusOne, Inc.	277	16,781
Douglas Emmett, Inc.	522	19,930
EastGroup Properties, Inc.	104	13,076
EPR Properties	259	15,343
Equity Commonwealth	331	10,413
Equity LifeStyle Properties, Inc.	478	32,662
First Industrial Realty Trust, Inc.	353	13,590
Gaming and Leisure Properties, Inc.	647	28,901
Healthcare Realty Trust, Inc.	340	11,662
Healthcare Trust of America, Inc.	941	29,303
Highwoods Properties, Inc.	309	13,868
Hudson Pacific Properties, Inc.	506	16,334
JBG SMITH Properties	328	12,031
Kilroy Realty Corp.	298	21,662
Kimco Realty Corp.	1,353	23,474
Lamar Advertising Co. - Class A	247	20,684
Life Storage, Inc.	158	17,050
The Macerich Co.	402	8,209
Medical Properties Trust, Inc.	1,738	36,724

	Shares	Value
Real Estate Investment Trusts (REITs) — 11.3% (Continued)
MFA Financial, Inc.	1,407	$10,173
National Retail Properties, Inc.	476	24,205
New Residential Investment Corp.	1,986	30,902
Omega Healthcare Investors, Inc.	558	22,097
Paramount Group, Inc.	462	5,613
Park Hotels & Resorts, Inc.	502	9,166
Pebblebrook Hotel Trust	479	9,681
PS Business Parks, Inc.	77	11,438
Rayonier, Inc.	307	8,145
Rexford Industrial Realty, Inc.	376	17,585
RLJ Lodging Trust	672	8,877
Ryman Hospitality Properties, Inc.	157	10,913
Sabra Health Care REIT, Inc.	1,085	21,212
Service Properties Trust	489	8,841
SL Green Realty Corp.	216	16,943
Starwood Property Trust, Inc.	984	21,825
STORE Capital Corp.	798	26,222
Sun Communities, Inc.	308	47,087
Sunstone Hotel Investors, Inc.	656	7,183
Taubman Centers, Inc.	149	7,757
Two Harbors Investment Corp.	551	7,466
VEREIT, Inc.	2,388	20,680
VICI Properties, Inc.	2,760	69,166
Weingarten Realty Investors	442	11,903
		1,033,300
Retail — 3.5%
American Eagle Outfitters, Inc.	505	6,505
AutoNation, Inc. (1)	214	9,144
Burlington Stores, Inc. (1)	204	44,117
Casey’s General Stores, Inc.	115	18,747
Cracker Barrel Old Country Store, Inc.	64	9,173
Dunkin’ Brands Group, Inc.	331	22,018
FirstCash, Inc.	137	10,538
Five Below, Inc. (1)	211	20,457
Floor & Decor Holdings, Inc. (1)	380	19,399
Foot Locker, Inc.	345	12,506
L Brands, Inc.	818	17,718
Macy’s, Inc.	1,034	13,680
MSC Industrial Direct Co., Inc. - Class A	154	9,520
Nordstrom, Inc.	516	17,905
Nu Skin Enterprises, Inc.	121	2,967
Ollie’s Bargain Outlet Holdings, Inc. (1)	216	10,988
Penske Automotive Group, Inc.	266	12,241
Qurate Retail, Inc. - Series A (1)	1,204	8,211

The accompanying notes are an integral part of these financial statements.

23

SoFi Next 500 ETF

SCHEDULE OF INVESTMENTS at February 29, 2020 (Continued)

	Shares	Value
Common Stocks — 99.6% (Continued)
Retail — 3.5% (Continued)
Texas Roadhouse, Inc.	257	$14,449
Urban Outfitters, Inc. (1)	309	7,265
The Wendy’s Co.	885	16,709
Williams-Sonoma, Inc.	236	14,724
		318,981
Savings & Loans — 0.9%
Investors Bancorp, Inc.	875	9,223
New York Community Bancorp, Inc.	1,314	14,204
People’s United Financial, Inc.	1,417	19,824
Sterling Bancorp	1,190	19,730
TFS Financial Corp.	845	17,272
		80,253
Semiconductors — 2.0%
Cabot Microelectronics Corp.	107	14,903
Cree, Inc. (1)	332	14,850
Cypress Semiconductor Corp.	934	21,566
Entegris, Inc.	483	25,754
MKS Instruments, Inc.	234	23,444
Monolithic Power Systems, Inc.	166	26,334
ON Semiconductor Corp. (1)	1,566	29,222
Silicon Laboratories, Inc. (1)	116	10,287
Teradyne, Inc.	248	14,573
		180,933
Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc.	125	25,691

Software — 8.4%
ACI Worldwide, Inc. (1)	338	9,420
Alteryx, Inc. - Class A (1)	216	30,158
Aspen Technology, Inc. (1)	186	19,811
Black Knight, Inc. (1)	564	37,624
Blackbaud, Inc.	155	10,509
CDK Global, Inc.	390	17,948
Cerence, Inc. (1)	107	2,323
Ceridian HCM Holding, Inc. (1)	307	21,714
Coupa Software, Inc. (1)	221	33,095
DocuSign, Inc. (1)	787	67,926
Dropbox, Inc. - Class A (1)	840	16,430
Fair Isaac Corp. (1)	87	32,715
Guidewire Software, Inc. (1)	400	43,844
HubSpot, Inc. (1)	140	25,123

	Shares	Value
Software — 8.4% (Continued)
j2 Global, Inc.	174	$15,195
Jack Henry & Associates, Inc.	228	34,597
Manhattan Associates, Inc. (1)	137	9,228
MongoDB, Inc. - Class A (1)	185	28,213
New Relic, Inc. (1)	171	9,620
Nuance Communications, Inc. (1)	896	19,372
Nutanix, Inc. - Class A (1)	578	13,780
Paycom Software, Inc. (1)	237	66,988
Pegasystems, Inc.	228	20,634
PTC, Inc. (1)	324	24,478
RealPage, Inc. (1)	388	24,871
RingCentral, Inc. - Class A (1)	200	47,150
Teradata Corp. (1)	361	7,198
Tyler Technologies, Inc. (1)	121	37,915
Verint Systems, Inc. (1)	155	8,506
Zynga, Inc. (1)	4,104	27,538
		763,923
Telecommunications — 1.3%
Ciena Corp. (1)	499	19,186
CommScope Holding Co., Inc. (1)	572	6,298
GCI Liberty, Inc. - Class A (1)	496	34,279
LogMeIn, Inc.	199	16,962
ViaSat, Inc. (1)	115	6,612
Zayo Group Holdings, Inc. (1)	989	34,605
		117,942
Toys, Games & Hobbies — 0.1%
Mattel, Inc. (1)	713	8,406

Transportation — 1.3%
Kirby Corp. (1)	232	14,790
Knight-Swift Transportation Holdings, Inc.	1,593	50,880
Landstar System, Inc.	157	15,852
Ryder System, Inc.	176	6,695
XPO Logistics, Inc. (1)	412	30,476
		118,693
Water — 0.2%
Essential Utilities, Inc.	444	19,096
Total Common Stocks
(Cost $9,614,031)		9,101,741

The accompanying notes are an integral part of these financial statements.

24

SoFi Next 500 ETF

SCHEDULE OF INVESTMENTS at February 29, 2020 (Continued)

	Shares	Value
Short-Term Investments — 0.1%
Money Market Funds — 0.1%
First American Government Obligations Fund - Class X, 1.492% (3)	9,177	$9,177
Total Short-Term Investments
(Cost $9,177)		9,177

Total Investments in Securities — 99.7%
(Cost $9,623,208)		9,110,918
Other Assets in Excess of Liabilities — 0.3%		24,769
Total Net Assets — 100.0%		$9,135,687

(1)	Non-income producing security.
(2)	Does not round to 0.1%.
(3)	The rate shown is the annualized seven-day effective yield as of February 29, 2020.

The accompanying notes are an integral part of these financial statements.

25

SoFi 50 ETF

SCHEDULE OF INVESTMENTS at February 29, 2020

	Shares	Value
Common Stocks — 99.7%
Agriculture — 1.8%
Bunge Ltd.	1,065	$50,002

Apparel — 1.7%
Hanesbrands, Inc.	3,705	49,054

Biotechnology — 3.7%
Alexion Pharmaceuticals, Inc. (1)	549	51,623
Ionis Pharmaceuticals, Inc. (1)	1,053	53,471
		105,094
Chemicals — 5.1%
Ashland Global Holdings, Inc.	748	53,512
Univar Solutions, Inc. (1)	2,463	41,846
W.R. Grace & Co.	855	48,359
		143,717
Commercial Services — 2.8%
Square, Inc. - Class A (1)	953	79,413

Computers — 5.8%
Hewlett Packard Enterprise Co.	3,469	44,368
Lumentum Holdings, Inc. (1)	894	69,571
NCR Corp. (1)	1,959	49,367
		163,306
Electrical Components & Equipment — 2.0%
Energizer Holdings, Inc.	1,335	57,392

Electronics — 3.6%
Arrow Electronics, Inc. (1)	711	47,679
Waters Corp. (1)	274	53,400
		101,079
Energy - Alternate Sources — 1.8%
First Solar, Inc. (1)	1,089	49,843

Entertainment — 2.1%
Live Nation Entertainment, Inc. (1)	953	57,914

Hand & Machine Tools — 2.0%
Colfax Corp. (1)	1,702	56,966

Healthcare - Products — 2.0%
Hologic, Inc. (1)	1,200	56,544

Healthcare - Services — 4.8%
Molina Healthcare, Inc. (1)	484	59,314
Syneos Health, Inc. (1)	1,210	76,654
		135,968

	Shares	Value
Insurance — 1.6%
American International Group, Inc.	1,054	$44,437

Mining — 2.5%
Newmont Corp.	1,554	69,355

Oil & Gas — 1.5%
PBF Energy, Inc. - Class A	1,822	40,795

Oil & Gas Services — 3.3%
Baker Hughes Co. - Class A	2,678	43,089
Halliburton Co.	2,853	48,387
		91,476
Packaging & Containers — 1.6%
Sealed Air Corp.	1,520	46,071

Pharmaceuticals — 10.7%
Bristol-Myers Squibb Co.	1,032	60,950
Eli Lilly & Co.	517	65,209
Johnson & Johnson	450	60,516
Mylan NV (1)	3,399	58,429
Neurocrine Biosciences, Inc. (1)	572	54,168
		299,272
Pipelines — 3.8%
Kinder Morgan, Inc.	2,885	55,305
The Williams Companies, Inc.	2,672	50,902
		106,207
Real Estate Investment Trusts (REITs) — 9.1%
Hudson Pacific Properties, Inc.	1,657	53,488
Invitation Homes, Inc.	1,950	55,945
Pebblebrook Hotel Trust	2,179	44,038
Vornado Realty Trust	921	49,347
Weyerhaeuser Co.	1,999	51,934
		254,752
Semiconductors — 2.1%
Cypress Semiconductor Corp.	2,523	58,256

Software — 17.9%
ACI Worldwide, Inc. (1)	1,843	51,364
Autodesk, Inc. (1)	385	73,489
Nuance Communications, Inc. (1)	3,595	77,724
PTC, Inc. (1)	813	61,422
RealPage, Inc. (1)	975	62,498
ServiceNow, Inc. (1)	243	79,240

The accompanying notes are an integral part of these financial statements.

26

SoFi 50 ETF

SCHEDULE OF INVESTMENTS at February 29, 2020 (Continued)

	Shares	Value
Common Stocks — 99.7% (Continued)
Software — 17.9% (Continued)
Synopsys, Inc. (1)	427	$58,896
Teradata Corp. (1)	1,936	38,604
		503,237
Telecommunications — 6.4%
Cisco Systems, Inc.	1,219	48,675
LogMeIn, Inc.	843	71,853
Motorola Solutions, Inc.	366	60,639
		181,167
Total Common Stocks
(Cost $2,967,415)		2,801,317

Short-Term Investments — 0.2%
Money Market Funds — 0.2%
First American Government Obligations Fund - Class X, 1.492% (2)	5,549	5,549
Total Short-Term Investments
(Cost $5,549)		5,549

Total Investments in Securities — 99.9%
(Cost $2,972,964)		2,806,866
Other Assets in Excess of Liabilities — 0.1%		2,553
Total Net Assets — 100.0%		$2,809,419

(1)	Non-income producing security.
(2)	The rate shown is the annualized seven-day effective yield as of February 29 2020.

The accompanying notes are an integral part of these financial statements.

27

SoFi Gig Economy ETF

SCHEDULE OF INVESTMENTS at February 29, 2020

	Shares	Value
Common Stocks — 99.6%
Applications Software — 3.3%
HubSpot, Inc. (1)	401	$71,959
Microsoft Corp.	1,054	170,759
		242,718
Commercial Services — 2.6%
IWG PLC	13,261	59,572
Wirecard AG	1,044	131,823
		191,395
Commercial Services - Finance — 7.9%
Adyen NV (1)	90	78,812
PayPal Holdings, Inc. (1)	2,080	224,619
Square, Inc. - Class A (1)	3,425	285,405
		588,836
Communications Software — 2.7%
Slack Technologies, Inc. - Class A (1)	7,471	201,866

Computer Software — 3.4%
Box, Inc. - Class A (1)	1,985	33,249
Cloudera, Inc. (1)	4,290	38,181
Dropbox, Inc. - Class A (1)	1,712	33,487
MongoDB, Inc. - Class A (1)	449	68,472
Twilio, Inc. - Class A (1)	672	75,694
		249,083
Computers — 1.0%
Apple, Inc.	270	73,807

Computers - Other — 2.3%
Stratasys Ltd. (1)	10,563	169,008

Data Processing & Management — 1.7%
DocuSign, Inc. (1)	1,455	125,581

E-Commerce & Products — 17.1%
Alibaba Group Holding Ltd. - ADR (1)	1,086	225,888
Amazon.com, Inc. (1)	40	75,350
eBay, Inc.	4,501	155,915
Etsy, Inc. (1)	4,203	242,975
JD.com, Inc. - Class A - ADR (1)	4,675	180,034
Pinduoduo, Inc. - Class A - ADR (1)	6,714	240,227
Rakuten, Inc.	18,244	152,731
		1,273,120
E-Commerce & Services — 18.3%
Delivery Hero SE (1)	752	56,171

	Shares	Value
E-Commerce & Services — 18.3% (Continued)
Demae-Can Co. Ltd.	5,600	$51,398
Eventbrite, Inc. - Class A (1)	7,892	115,302
Fiverr International Ltd. (1)	8,872	279,290
Groupon, Inc. (1)	14,414	19,315
Grubhub, Inc. (1)	577	27,759
Lyft, Inc. - Class A (1)	5,085	193,840
MercadoLibre, Inc. (1)	289	178,033
Uber Technologies, Inc. (1)	6,852	232,077
Upwork, Inc. (1)	23,828	206,470
		1,359,655
E-Marketing - Information — 1.0%
Jumia Technologies AG - ADR (1)	18,254	75,024

Enterprise Software & Services — 0.5%
Workday, Inc. - Class A (1)	219	37,942

Entertainment Software — 2.5%
NetEase, Inc. - ADR	577	183,896

Finance - Consumer Loans — 4.4%
LendingClub Corp. (1)	14,684	161,671
LendingTree, Inc. (1)	587	161,906
		323,577
Food - Retail — 1.0%
Just Eat Takeaway.com NV (1)	478	41,621
Just Eat Takeaway.com NV (1)	396	34,495
		76,116
Internet Content - Entertainment — 14.1%
Facebook, Inc. - Class A (1)	885	170,336
JOYY, Inc. - Class A - ADR (1)	2,812	151,764
Pinterest, Inc. - Class A (1)	7,975	155,513
Snap, Inc. - Class A (1)	12,200	172,874
Tian Ge Interactive Holdings Ltd.	713,385	160,197
Twitter, Inc. (1)	7,027	233,296
		1,043,980
Internet Content - Information & News — 4.7%
Momo, Inc. - Class A - ADR	4,836	135,989
Tencent Holdings Ltd.	4,284	212,192
		348,181
Rubber & Plastic Products — 2.3%
Proto Labs, Inc. (1)	1,942	170,197

Web Hosting & Design — 2.8%
GoDaddy, Inc. - Class A (1)	1,041	72,849
Shopify, Inc. - Class A (1)	290	134,360
		207,209

The accompanying notes are an integral part of these financial statements.

28

SoFi Gig Economy ETF

SCHEDULE OF INVESTMENTS at February 29, 2020 (Continued)

	Shares	Value
Common Stocks — 99.6% (Continued)
Web Portals & ISPs — 6.0%
Alphabet, Inc. - Class A (1)	54	$72,319
Baidu, Inc. - Class A - ADR (1)	1,820	218,364
Yandex NV - Class A (1)	3,902	158,460
		449,143
Total Common Stocks
(Cost $7,749,375)		7,390,334

Short-Term Investments — 0.4%
Money Market Funds — 0.4%
First American Government Obligations Fund - Class X, 1.492% (3)	33,016	33,016
Total Short-Term Investments
(Cost $33,016)		33,016

Total Investments in Securities — 100.0%
(Cost $7,782,391)		7,423,350
Liabilities in Excess of Other Assets — (0.0)% (2)		(620)
Total Net Assets — 100.0%		$7,422,730

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Does not round to (0.1)%.
(3)	The rate shown is the annualized seven-day effective yield as of February 29, 2020.

The accompanying notes are an integral part of these financial statements.

29

SoFi Funds

Statements of Assets and Liabilities at February 29, 2020

	SoFi Select 500 ETF	SoFi Next 500 ETF	SoFi 50 ETF	SoFi Gig Economy ETF
Assets:
Investments in securities, at value (Note 2)	$73,563,966	$9,110,918	$2,806,866	$7,423,350
Cash	—	5	—	—
Foreign currency (cost of $—, $—, $— and $56, respectively)	—	—	—	55
Receivables:
Fund shares sold	1,044,910	485,790	—	—
Investment securities sold	487,309	—	—	15,134
Dividends and interest receivable	136,219	10,060	3,312	1,979
Total assets	75,232,404	9,606,773	2,810,178	7,440,518

Liabilities:
Payables:
Fund shares redeemed	519,245	—	—	—
Investment securities purchased	980,704	471,086	—	14,041
Management fees (Note 3)	—	—	759	3,747
Total Liabilities	1,499,949	471,086	759	17,788
Net Assets	$73,732,455	$9,135,687	$2,809,419	$7,422,730

Components of Net Assets:
Paid-in capital	$73,592,947	$9,670,984	$3,260,094	$7,777,670
Total distributable (accumulated) earnings (losses)	139,508	(535,297)	(450,675)	(354,940)
Net assets	$73,732,455	$9,135,687	$2,809,419	$7,422,730

Net Asset Value (unlimited shares authorized):
Net assets	$73,732,455	$9,135,687	$2,809,419	$7,422,730
Shares of beneficial interest issued and outstanding	7,100,000	950,000	150,000	400,000
Net asset value	$10.38	$9.62	$18.73	$18.56

Cost of investments	$73,617,652	$9,623,208	$2,972,964	$7,782,391

The accompanying notes are an integral part of these financial statements.

30

SoFi Funds

Statements of Operations For the Periods Ended February 29, 2020

	SoFi Select 500 ETF (1)	SoFi Next 500 ETF (1)	SoFi 50 ETF (2)	SoFi Gig Economy ETF (2)
Investment Income:
Dividend income (net of foreign withholding tax of $239, $31, $0 and $128, respectively)	$909,164	$92,675	$44,114	$12,227
Interest income	1,400	171	72	607
Other income	—	—	166	—
Total investment income	910,564	92,846	44,352	12,834

Expenses:
Management fees (Note 3)	96,535	11,945	10,618	32,067
Total expenses	96,535	11,945	10,618	32,067
Less: Management fee waiver (Note 3)	(96,535)	(11,945)	—	—
Net expenses	—	—	10,618	32,067
Net investment income (loss)	910,564	92,846	33,734	(19,233)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	299,872	25,298	691	24,870
Foreign currency transactions	—	—	—	(1,545)
Change in net unrealized appreciation/depreciation on:
Investments and foreign currency transactions	(53,686)	(512,290)	(166,098)	(359,032)
Net realized and unrealized gain (loss) on investments	246,186	(486,992)	(165,407)	(335,707)
Net increase (decrease) in net assets resulting from operations	$1,156,750	$(394,146)	$(131,673)	$(354,940)

(1)	The Fund commenced operations on April 10, 2019. The information presented is from April 10, 2019 to February 29, 2020.
(2)	The Fund commenced operations on May 7, 2019. The information presented is from May 7, 2019 to February 29, 2020.

The accompanying notes are an integral part of these financial statements.

31

SoFi Select 500 ETF

Statement of Changes in Net Assets

Period Ended February 29, 2020 (1)
Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$910,564
Net realized gain (loss) on investments	299,872
Change in net unrealized appreciation/depreciation on investments	(53,686)
Net increase (decrease) in net assets resulting from operations	1,156,750

Distributions to Shareholders:
Net distributions to shareholders	(666,628)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares (2)	73,242,333
Total increase (decrease) in net assets	73,732,455

Net Assets:
Beginning of period	—
End of period	$73,732,455

(1)	The Fund commenced operations on April 10, 2019. The information presented is from April 10, 2019 to February 29, 2020.
(2)	Summary of share transactions is as follows:

	Period Ended February 29, 2020 (1)
	Shares	Value
Shares sold (3)	8,050,000	$82,860,383
Shares redeemed	(950,000)	(9,618,050)
Net increase (decrease)	7,100,000	$73,242,333

(3)	Net variable fees of $8.

The accompanying notes are an integral part of these financial statements.

32

SoFi Next 500 ETF

Statement of Changes in Net Assets

Period Ended February 29, 2020 (1)
Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$92,846
Net realized gain (loss) on investments	25,298
Change in net unrealized appreciation/depreciation on investments	(512,290)
Net increase (decrease) in net assets resulting from operations	(394,146)

Distributions to Shareholders:
Net distributions to shareholders	(77,082)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares (2)	9,606,915
Total increase (decrease) in net assets	9,135,687

Net Assets:
Beginning of period	—
End of period	$9,135,687

(1)	The Fund commenced operations on April 10, 2019. The information presented is from April 10, 2019 to February 29, 2020.
(2)	Summary of share transactions is as follows:

	Period Ended February 29, 2020 (1)
	Shares	Value
Shares sold	1,150,000	$11,604,115
Shares redeemed	(200,000)	(1,997,200)
Net increase (decrease)	950,000	$9,606,915

The accompanying notes are an integral part of these financial statements.

33

SoFi 50 ETF

Statement of Changes in Net Assets

Period Ended February 29, 2020 (1)
Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$33,734
Net realized gain (loss) on investments	691
Change in net unrealized appreciation/depreciation on investments	(166,098)
Net increase (decrease) in net assets resulting from operations	(131,673)

Distributions to Shareholders:
Net distributions to shareholders	(31,143)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares (2)	2,972,235
Total increase (decrease) in net assets	2,809,419

Net Assets:
Beginning of period	—
End of period	$2,809,419

(1)	The Fund commenced operations on May 7, 2019. The information presented is from May 7, 2019 to February 29, 2020.
(2)	Summary of share transactions is as follows:

	Period Ended February 29, 2020 (1)
	Shares	Value
Shares sold	350,000	$6,942,660
Shares redeemed	(200,000)	(3,970,425)
Net increase (decrease)	150,000	$2,972,235

The accompanying notes are an integral part of these financial statements.

34

SoFi Gig Economy ETF

Statement of Changes in Net Assets

Period Ended February 29, 2020 (1)
Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$(19,233)
Net realized gain (loss) on investments	23,325
Change in net unrealized appreciation/depreciation on investments	(359,032)
Net increase (decrease) in net assets resulting from operations	(354,940)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares (2)	7,777,670
Total increase (decrease) in net assets	7,422,730

Net Assets:
Beginning of period	—
End of period	$7,422,730

(1)	The Fund commenced operations on May 7, 2019. The information presented is from May 7, 2019 to February 29, 2020.
(2)	Summary of share transactions is as follows:

	Period Ended February 29, 2020 (1)
	Shares	Value
Shares sold	400,000	$7,777,670
Shares redeemed	—	—
Net increase (decrease)	400,000	$7,777,670

The accompanying notes are an integral part of these financial statements.

35

SoFi Funds

Financial Highlights For a capital share outstanding throughout the period

	Period Ended February 29, 2020
	SoFi Select 500 ETF (1)	SoFi Next 500 ETF (1)	SoFi 50 ETF (2)	SoFi Gig Economy ETF (2)
Net asset value, beginning of period	$10.00	$10.00	$20.00	$20.00

Income from Investment Operations:
Net investment income (loss) (3)	0.17	0.13	0.15	(0.05)
Net realized and unrealized gain (loss) on investments	0.33	(0.40)	(1.27)	(1.39)
Total from investment operations	0.50	(0.27)	(1.12)	(1.44)

Less Distributions:
From net investment income	(0.12)	(0.11)	(0.15)	—
Total distributions	(0.12)	(0.11)	(0.15)	—

Net asset value, end of period	$10.38	$9.62	$18.73	$18.56
Total return (4)	4.95%	(2.84)%	(5.67)%	(7.22)%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$73.7	$9.1	$2.8	$7.4
Portfolio turnover rate (4)	22%	55%	168%	33%
Ratio of expenses to average net assets (5)
Before management fees waived	0.19%	0.19%	0.29%	0.59%
After management fees waived (6)	0.00%	0.00%	0.29%	0.59%
Ratio of net investment income (loss) to average net assets (5)
Before management fees waived	1.60%	1.29%	0.92%	(0.36)%
After management fees waived (6)	1.79%	1.48%	0.92%	(0.36)%

(1)	The Fund commenced operations on April 10, 2019. The information presented is from April 10, 2019 to February 29, 2020.
(2)	The Fund commenced operations on May 7, 2019. The information presented is from May 7, 2019 to February 29, 2020.
(3)	Calculated using average shares outstanding method.
(4)	Not annualized. The total return for the period ended February 29, 2020 is based on the Fund’s net asset value. Additional performance information is presented in the Performance Summary.
(5)	Annualized.
(6)	There is currently no contractual waiver in effect for the management fees of the SoFi 50 ETF and SoFi Gig Economy ETF.

The accompanying notes are an integral part of these financial statements.

36

SoFi Funds

Notes to Financial Statements February 29, 2020

NOTE 1 – ORGANIZATION

The SoFi Select 500 ETF, SoFi Next 500 ETF, and SoFi 50 ETF are diversified series of shares and the SoFi Gig Economy ETF is a non-diversified series of shares (each a “Fund”, and collectively the “Funds”) of beneficial interest of Tidal ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares is registered under the Securities Act of 1933, as amended. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The SoFi Select 500 ETF and SoFi Next 500 ETF commenced operations on April 10, 2019 and the SoFi 50 ETF and SoFi Gig Economy ETF commenced operations on May 7, 2019.

The investment objective of the SoFi Select 500 ETF is to track the performance, before fees and expenses, of the Solactive SoFi US 500 Growth Index. The investment objective of the SoFi Next 500 ETF is to track the performance, before fees and expenses, of the Solactive SoFi US Next 500 Growth Index. The investment objective of the SoFi 50 ETF is to track the performance, before fees and expenses, of the Solactive SoFi US 50 Growth Index. The investment objective of the SoFi Gig Economy ETF is long-term capital appreciation, which it seeks by investing in a portfolio of companies listed around the world that Toroso Investments, LLC, the Funds’ investment adviser (the “Adviser”), considers part of the “gig economy”.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Funds are open for business.

For securities which quotations are not readily available, a fair value will be determined by the Valuation Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Fair Value Procedures adopted by the Board. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

37

SoFi Funds

NOTES TO FINANCIAL STATEMENTS February 29, 2020 (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of February 29, 2020:

	SoFi Select 500 ETF	SoFi Next 500 ETF	SoFi 50 ETF	SoFi Gig Economy ETF
Level 1 (1)	$73,563,966	$9,110,918	$2,806,866	$7,423,350
Level 2	—	—	—	—
Level 3	—	—	—	—
Total	$73,563,966	$9,110,918	$2,806,866	$7,423,350

(1)	All Level 1 investments are equity securities (common stocks) and short-term investments.

B.

Federal Income Taxes. The Funds have elected to be taxed as a “regulated investment company” and intend to distribute substantially all taxable income to their shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes have been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Funds intend to declare as dividends in each calendar year at least 98.0% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

As of February 29, 2020, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C.

Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income for the Funds are declared and paid at least semi-annually. Distributions to shareholders from net realized gains on securities for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

F.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

38

SoFi Funds

NOTES TO FINANCIAL STATEMENTS February 29, 2020 (Continued)

G.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expects the risk of loss to be remote.

H.

Equity Market Risk. The equity securities held in the Funds’ portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest. Common stocks, such as those held by the Funds, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

I.

Foreign Securities Risk (SoFi Gig Economy ETF Only). Investments in securities of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

J.

Emerging Markets Risk (SoFi Gig Economy ETF Only). The Fund may invest in securities issued by companies domiciled or headquartered in emerging market nations. Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for the Fund’s Shares and cause the Fund to decline in value.

K.

Currency Exchange Rate Risk (SoFi Gig Economy ETF Only). The Fund’s assets may include exposure to investments denominated in non-U.S. currencies or in securities or other assets that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investments and the value of your Fund’s shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

L.

Real Estate Investment Trust (“REIT”) Investment Risk (SoFi Select 500 ETF, SoFi Next 500 ETF and SoFi 50 ETF Only). Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. Securities in the real estate sector are subject to the risk that the value of their underlying real estate may go down. Many factors may affect real estate values, including the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate, and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. REITs are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation.

M.	Exchange Traded Fund (“ETF”) Risks.

●

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that are authorized to purchase and redeem shares directly from the Funds (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●

Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

39

SoFi Funds

NOTES TO FINANCIAL STATEMENTS February 29, 2020 (Continued)

●

Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market price. Although it is expected that the market price of shares will approximate the Funds’ NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

●

Trading. Although shares are listed on a national securities exchange, such as NYSE Arca, Inc. and The NASDAQ Stock Market, LLC (the “Exchanges”) and may be traded on U.S. exchanges other than the Exchanges, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Funds’ underlying portfolio holdings, which can be significantly less liquid than shares.

N.

Non-Diversification Risk (SoFi Gig Economy ETF Only). Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

O.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

P.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. These differences are primarily due to adjustments for redemptions in-kind. For the period ended February 29, 2020, the following adjustments were made:

Name of Fund	Paid-In Capital	Total Distributable (Accumulated) Earnings (Losses)
SoFi Select 500 ETF	$350,614	$(350,614)
SoFi Next 500 ETF	64,069	(64,069)
SoFi 50 ETF	287,859	(287,859)

During the period ended February 29, 2020, the SoFi Select 500 ETF, SoFi Next 500 ETF, and SoFi 50 ETF realized $356,396, $70,402 and $290,941, respectively, in net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from accumulated losses to paid-in capital. There were no adjustments made for the SoFi Gig Economy ETF.

Q.

Recently Issued Accounting Pronouncements. In August 2018, the FASB issued ASU No. 2018-13 Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement, which changes the fair value measurement disclosure requirements of Topic 820. The amendments in ASU No. 2018-13 are the result of a broader disclosure project called FASB Concept Statement, Conceptual Framework for Financial Reporting—Chapter 8: Notes

40

SoFi Funds

NOTES TO FINANCIAL STATEMENTS February 29, 2020 (Continued)

to Financial Statements. The objective and primary focus of the project are to improve the effectiveness of disclosures in the notes to financial statements by facilitating clear communication of the information required by GAAP that is most important to users of the financial statements. ASU No. 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for any eliminated or modified disclosures upon issuance of ASU No. 2018-13. The Funds have chosen to early adopt the eliminated or modified disclosures.

R.

Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. U.S. and international markets have experienced significant periods of volatility in recent years due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. These developments as well as other events, such as the U.S. presidential election, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets. As a result, the risk environment remains elevated. The Funds’ investment adviser will monitor developments and seek to manage each Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Toroso Investments, LLC (the “Adviser”) serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Trust and the Adviser with respect to the Funds (“Advisory Agreement”) and, pursuant to the Advisory Agreement, has overall responsibility for the general management and administration of the Funds. The Adviser provides oversight of the Sub-Adviser (defined below), monitoring of the Sub-Adviser’s buying and selling of securities for the Funds, and review of the Sub-Adviser’s performance. With respect to the SoFi Gig Economy ETF, the Adviser is responsible for determining the securities purchased and sold by the Fund.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Management Fee”) based on the average daily net assets of the Fund as follows:

Name of Fund	Management Fee	Management Fee After Waiver
SoFi Select 500 ETF	0.19%	0.00%
SoFi Next 500 ETF	0.19%	0.00%
SoFi 50 ETF	0.29%	0.29%
SoFi Gig Economy ETF	0.59%	0.59%

The Adviser has contractually agreed to waive its full Management Fee for the SoFi Select 500 ETF and SoFi Next 500 ETF until at least June 30, 2020 (the “Fee Waiver Agreement”). The Fee Waiver Agreement may be terminated only by, or with the consent of, the Trust’s Board of Trustees (the “Board”). Any waived Management Fees are not able to be recouped by the Adviser under the Fee Waiver Agreement. There is currently no contractual waiver in effect for the Management Fees of the SoFi 50 ETF or SoFi Gig Economy ETF. Management Fees for the period ended February 29, 2020 are disclosed in the Statements of Operations.

Out of the Management Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and the Management Fee payable to the Adviser. The Management Fees incurred are paid monthly to the Adviser.

CSat Investment Advisory, L.P., doing business as Exponential ETFs (the “Sub-Adviser”), serves as sub-adviser to the Funds pursuant to the sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (“Sub-Advisory Agreement”) and, pursuant to the Sub-Advisory Agreement, is responsible for execution of each Fund’s portfolio investments. The Sub-Adviser is responsible for the day-to-day management of the three diversified Funds (SoFi Select 500 ETF, SoFi Next 500 ETF and SoFi 50 ETF)

41

SoFi Funds

NOTES TO FINANCIAL STATEMENTS February 29, 2020 (Continued)

and for implementing the investment decisions made by the Adviser with respect to the SoFi Gig Economy ETF. The Sub-Adviser is responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing or reconstitution of the Indexes, subject to the supervision of the Adviser and the Board.

Pursuant to the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a fee for the services and facilities it provides (the “Sub-Advisory Fee”) based on the average daily net assets of each Fund as follows:

Name of Fund	Sub-Advisory Fee
SoFi Select 500 ETF	0.03%
SoFi Next 500 ETF	0.03%
SoFi 50 ETF	0.03%
SoFi Gig Economy ETF	0.03%

The Sub-Advisory Fees incurred are paid monthly to the Sub-Adviser by the Adviser irrespective of any fee waiver.

Tidal ETF Services LLC (“Tidal”), an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian, transfer agent, and fund accountant. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

Certain officers and trustees of the Trust are affiliated with the Adviser and Fund Services. None of the affiliated trustees or the Trust’s officers receive compensation from the Funds.

Subsequent Event. At a Special Meeting of the Board held on April 22, 2020, the Board approved the continuation of the Fee Waiver Agreement for the SoFi Select 500 ETF and SoFi Next 500 ETF until at least June 30, 2021. Accordingly, through June 30, 2021, the Management Fee for each of the SoFi Select 500 ETF and SoFi Next 500 ETF after the fee waiver is 0.00%. The Fee Waiver Agreement may be terminated only by, or with the consent of, the Board. Any waived Management Fees are not able to be recouped by the Adviser under the Fee Waiver Agreement.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the period ended February 29, 2020, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments and U.S. government securities were as follows:

	Purchases	Sales
SoFi Select 500 ETF	$86,257,073	$12,873,468
SoFi Next 500 ETF	13,706,609	4,104,418
SoFi 50 ETF	10,621,663	7,633,776
SoFi Gig Economy ETF	10,032,418	2,307,913

There were no purchases or sales of long-term U.S. Government securities for the period ended February 29, 2020.

42

SoFi Funds

NOTES TO FINANCIAL STATEMENTS February 29, 2020 (Continued)

NOTE 5 – INCOME TAXES AND DISTRIBUTONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended February 29, 2020, was as follows:

Distributions paid from:	SoFi Select 500 ETF	SoFi Next 500 ETF	SoFi 50 ETF
Ordinary income	$666,628	$77,082	$31,143

The SoFi Gig Economy ETF did not have any distributions during the period ended February 29, 2020.

As of February 29, 2020, the components of accumulated earnings/(losses) on a tax basis were as follows:

	SoFi Select 500 ETF	SoFi Next 500 ETF	SoFi 50 ETF	SoFi Gig Economy ETF
Cost of investments (2)	$73,716,022	$9,666,150	$2,974,030	$7,836,559
Gross tax unrealized appreciation	4,832,776	552,888	144,906	708,940
Gross tax unrealized depreciation	(4,984,832)	(1,108,120)	(312,070)	(1,122,094)
Net tax unrealized appreciation (depreciation)	(152,056)	(555,232)	(167,164)	(413,154)
Undistributed ordinary income	287,037	15,816	2,591	58,203
Undistributed long-term capital gain	4,527	4,119	—	—
Total distributable earnings	291,564	19,935	2,591	58,203
Other accumulated gain (loss)	—	—	(286,102)	11
Total accumulated gain (loss)	139,508	(535,297)	(450,675)	(354,940)

(2)	The difference between book and tax-basis cost of investments was attributable primarily to the treatment of wash sales.

Net capital losses incurred after October 31 and net investment losses incurred after December 31, and within the taxable year, are deemed to arise on the first business day of the Funds’ next taxable year. As of February 29, 2020, the Funds had no late year losses and the SoFi 50 ETF had a short-term capital loss carryover of $286,102, which does not expire.

NOTE 6 – SHARE TRANSACTIONS

Shares of the SoFi Select 500 ETF, SoFi Next 500 ETF, and SoFi 50 ETF are listed and traded on NYSE Arca, Inc. and shares of the SoFi Gig Economy ETF are listed and traded on The NASDAQ Stock Market, LLC. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the SoFi Select 500 ETF and SoFi Next 500 ETF is $500 and for the SoFi 50 ETF and SoFi Gig Economy ETF is $250, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

43

SoFi Funds

Report of Independent Registered Public Accounting Firm

To the Shareholders of
SoFi Funds and
The Board of Trustees of
Tidal ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of SoFi Select 500 ETF, SoFi Next 500 ETF, SoFi 50 ETF, and SoFi Gig Economy ETF (the “Funds”), each a series of Tidal ETF Trust (the “Trust”), including the schedules of investments, as of February 29, 2020, the related statements of operations, statements of changes in net assets, and the financial highlights for the period ended February 29, 2020 (with respect to SoFi Select 500 ETF and SoFi Next 500 ETF, for the period April 10, 2019 (commencement of operations) to February 29, 2020, and with respect to SoFi 50 ETF and SoFi Gig Economy ETF, for the period May 7, 2019 (commencement of operations) to February 29, 2020), and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of February 29, 2020, the results of their operations, the changes in their net assets, and the financial highlights for the periods indicated above, in conformity with U.S. GAAP.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the SEC and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2018.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 29, 2020 by correspondence with the custodian and brokers or through other appropriate auditing procedures when replies from brokers were unable to be obtained. We believe that our audit provides a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
April 29, 2020

44

SoFi Funds

Expense Examples For the Six Months Ended February 29, 2020 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Funds’ shares, and (2) ongoing costs, including management fees of the Funds. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from September 1, 2019 to February 29, 2020.

Actual Expenses

The first line of the following tables provides information about actual account values based on actual returns and actual expenses. To the extent a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, unitary fees. However, the example does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Funds. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following tables provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Funds’ shares. Therefore, the second line of the following tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

SoFi Select 500 ETF

	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During the Period (1)
Actual	$ 1,000.00	$ 1,031.50	$ —
Hypothetical (5% annual return before expenses)	1,000.00	1,024.86	—

(1)

Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.00% multiplied by the average account value over the period multiplied by 182/366 to reflect the most recent six-month period.

SoFi Next 500 ETF

	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During the Period (2)
Actual	$ 1,000.00	$ 984.70	$ —
Hypothetical (5% annual return before expenses)	1,000.00	1,024.86	—

(2)

Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.00% multiplied by the average account value over the period multiplied by 182/366 to reflect the most recent six-month period.

45

SoFi Funds

Expense Examples For the Six Months Ended February 29, 2020 (Unaudited) (Continued)

SoFi 50 ETF

	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During the Period (3)
Actual	$ 1,000.00	$ 996.90	$ 1.44
Hypothetical (5% annual return before expenses)	1,000.00	1,023.42	1.46

(3)

Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.29% multiplied by the average account value over the period multiplied by 182/366 to reflect the most recent six-month period.

SoFi Gig Economy ETF

	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During the Period (4)
Actual	$ 1,000.00	$ 989.90	$ 2.92
Hypothetical (5% annual return before expenses)	1,000.00	1,021.93	2.97

(4)

Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.59% multiplied by the average account value over the period multiplied by 182/366 to reflect the most recent six-month period.

46

SoFi Funds

Trustees and Executive Officers (Unaudited)

Name, Address and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees (1)
Mark H.W. Baltimore c/o Tidal ETF Services LLC 898 N. Broadway, Suite 2 Massapequa, New York 11758 Born: 1967	Trustee	Indefinite term; since 2018

Co-Chief Executive Officer, Global Rhino, LLC (asset management consulting firm) (since 2018); Chief Business Development Officer, Joot (asset management compliance services firm) (since 2019); Chief Executive Officer, Global Sight, LLC (asset management distribution consulting firm) (2016-2018); Head of Global Distribution Services, Foreside Financial Group, LLC (broker-dealer) (2016); Managing Director, Head of Global Distribution Services, Beacon Hill Fund Services (broker-dealer) (2015-2016); Vice President, Head of International Sales & Business Development, Charles Schwab & Company (asset management firm) (2014-2015).

				8	None
Dusko Culafic c/o Tidal ETF Services LLC 898 N. Broadway, Suite 2 Massapequa, New York 11758 Born: 1958	Trustee	Indefinite term; since 2018	Senior Operational Due Diligence Analyst, Aurora Investment Management, LLC (2012-2018).	8	None
Eduardo Mendoza c/o Tidal ETF Services LLC 898 N. Broadway, Suite 2 Massapequa, New York 11758 Born: 1966	Trustee	Indefinite term; since 2018	Senior Strategic & Financial Advisor, Credijusto and Acrecent (financial technology companies) (since 2017); Founding Partner / Capital Markets & Head of Corporate Development, SQN Latina (specialty finance company) (2016-2017); Managing Director: Origination & Structuring, Securitization Group, BMO Capital Markets (2006-2015).	8	None

47

SoFi Funds

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Name, Address and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustees
Eric W. Falkeis (2) c/o Tidal ETF Services LLC 898 N. Broadway, Suite 2 Massapequa, New York 11758 Born: 1973	President, Principal Executive Officer, Trustee, Chairman, and Secretary	President and Principal Executive Officer since 2019, Indefinite term; Trustee, Chairman, and Secretary since 2018, Indefinite term	Chief Executive Officer, Tidal ETF Services LLC (since 2018); Chief Operating Officer (and other positions), Rafferty Asset Management, LLC (2013-2018) and Direxion Advisors, LLC (2017-2018).	8

Independent Director, Muzinich BDC, Inc. (since 2019); Trustee, Professionally Managed Portfolios (28 series) (since 2011); Interested Trustee, Direxion Funds, Direxion Shares ETF Trust, and Direxion Insurance Trust (2014-2018).

Ian C. Carroll, CFA (3) c/o Tidal ETF Services LLC 898 N. Broadway, Suite 2 Massapequa, New York 11758 Born: 1970	Trustee	Indefinite term; since 2018	Head of Corporate Research, Aware Asset Management, Inc. (since 2018); Principal Corporate Credit Research Analyst, Blue Cross and Blue Shield of Minnesota (insurance company) (since 2017); Credit Research Analyst, California Public Employees’ Retirement System (2013–2017).	8	None
Executive Officers
Daniel H. Carlson c/o Tidal ETF Services LLC 898 N. Broadway, Suite 2 Massapequa, New York 11758 Born: 1955	Treasurer, Principal Financial Officer and Principal Accounting Officer	Indefinite term; since 2018	Chief Financial Officer, Chief Compliance Officer, and Managing Member, Toroso Investments, LLC (since 2012).	Not Applicable	Not Applicable

48

SoFi Funds

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Name, Address and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Bridget P. Garcia, Esq. c/o Cipperman Compliance Services, LLC 480 E. Swedesford Road, Suite 220 Wayne, PA 19087 Born: 1985	Chief Compliance Officer	Indefinite term; since 2018

Compliance Manager, Cipperman Compliance Services, LLC (since 2017); Senior Associate, Central Compliance - Risk Management Group (2016-2017), Client Services Associate (2014-2016), Macquarie Group (global financial services firm).

				Not Applicable	Not Applicable
Aaron J. Perkovich c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202 Born: 1973	Assistant Treasurer	Indefinite term; since 2018	Vice President, U.S. Bancorp Fund Services, LLC (since 2006).	Not Applicable	Not Applicable
Cory R. Akers c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202 Born: 1978	Assistant Secretary	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2006).	Not Applicable	Not Applicable

(1)	All Independent Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

(2)

Mr. Falkeis is considered an “interested person” of the Trust due to his positions as President, Principal Executive Officer, Chairman and Secretary of the Trust and Chief Executive Officer of Tidal ETF Services LLC, an affiliate of the Adviser.

(3)	Mr. Carroll is considered an “interested person” of the Trust due to his position as Head of Corporate Research of Aware Asset Management, Inc., a sub-adviser to a series of the Trust.

49

SoFi Funds

Qualified Dividend Income/Dividends Received Deduction (Unaudited)

For the period ended February 29, 2020, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

SoFi Select 500 ETF	91.03%
SoFi Next 500 ETF	77.58%
SoFi 50 ETF	100.00%
SoFi Gig Economy ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended February 29, 2020, was as follows:

SoFi Select 500 ETF	88.99%
SoFi Next 500 ETF	76.98%
SoFi 50 ETF	100.00%
SoFi Gig Economy ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distribution under Internal Revenue Section 871(k)(2)(c) for the period ended February 29, 2020, was as follows:

SoFi Select 500 ETF	0.00%
SoFi Next 500 ETF	0.00%
SoFi 50 ETF	0.00%
SoFi Gig Economy ETF	0.00%

Information About Proxy Voting (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request without charge by calling (866) 539-9530 or by accessing the Funds’ website at www.sofi.com/invest/etfs. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available upon request without charge by calling (866) 539-9530 or by accessing the SEC’s website at www.sec.gov.

Information About The Portfolio Holdings (Unaudited)

The Funds file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling (866) 539-9530. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are posted on the Funds’ website daily at www.sofi.com/invest/etfs.

Frequency Distribution of Premiums And Discounts (Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily net asset value (“NAV”) is available, without charge, on the Funds’ website at www.sofi.com/invest/etfs.

Information About The Funds’ Trustees (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (866) 539-9530. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Funds’ website www.sofi.com/invest/etfs.

50

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Investment Adviser
Toroso Investments, LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Investment Sub-Adviser
CSat Investment Advisory, L.P. (dba Exponential ETFs)
625 Avis Drive
Ann Arbor, Michigan 48108

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street
Philadelphia, PA 19102

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Fund Administrator
Tidal ETF Services LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Transfer Agent, Fund Accountant and Fund Sub-Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Information
Fund	Symbol	CUSIP
SoFi Select 500 ETF	SFY	886364207
SoFi Next 500 ETF	SFYX	886364306
SoFi 50 ETF	SFYF	886364405
SoFi Gig Economy ETF	GIGE	886364504

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Dusko Culafic is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

SoFi Select 500 ETF

	FYE 02/29/2020	FYE 02/28/2019
Audit Fees	$12,500	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$2,500	N/A
All Other Fees	N/A	N/A

SoFi Next 500 ETF

	FYE 02/29/2020	FYE 02/28/2019
Audit Fees	$12,500	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$2,500	N/A
All Other Fees	N/A	N/A

SoFi 50 ETF

	FYE 02/29/2020	FYE 02/28/2019
Audit Fees	$12,500	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$2,500	N/A
All Other Fees	N/A	N/A

SoFi Gig Economy ETF

	FYE 02/29/2020	FYE 02/28/2019
Audit Fees	$12,500	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$2,500	N/A
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Non-Audit Related Fees	FYE 02/29/2020	FYE 02/28/2019
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 02/29/2020	FYE 02/28/2019
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Dusko Culafic, Eduardo Mendoza, and Mark H.W. Baltimore.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each President/Principal Executive Officer and Treasurer/Principal Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal ETF Trust

By (Signature and Title)	/s/ Eric Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	05/06/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	05/06/2020

By (Signature and Title)*	/s/ Dan Carlson
Daniel Carlson, Treasurer/Principal Financial Officer

Date	05/07/2020

*	Print the name and title of each signing officer under his or her signature.